UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2022

WESTERN ASSET

CORE PLUS VIT PORTFOLIO

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Portfolio objective

The Portfolio seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain a dollar-weighted average effective duration that is normally within 30% of the average duration of the domestic bond market as a whole.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Core Plus VIT Portfolio for the six-month reporting period ended June 30, 2022. Please read on for Portfolio performance information during the Portfolio’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2022

II	Western Asset Core Plus VIT Portfolio

Performance review

For the six months ended June 30, 2022, Class I shares of Western Asset Core Plus VIT Portfolio1 returned -14.79%. The Portfolio’s unmanaged benchmark, the Bloomberg U.S. Aggregate Indexi, returned -10.35% for the same period. The Lipper Variable Core Plus Bond Funds Category Averageii returned -11.92% over the same time frame.

Performance Snapshot as of June 30, 2022 (unaudited)
6 months
Western Asset Core Plus VIT Portfolio:
Class I	-14.79%
Class II	-14.79%
Bloomberg U.S. Aggregate Index	-10.35%
Lipper Variable Core Plus Bond Funds Category Average	-11.92%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Portfolio performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2022 for Class I and Class II shares were 3.41% and 3.16%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Portfolio’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Portfolio, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2022, the gross total annual fund operating expense ratios for Class I and Class II shares were 0.53% and 0.78%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

Western Asset Core Plus VIT Portfolio	III

Performance review (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2022

RISKS: Investments in fixed income securities involve a variety of risks, including interest rate, credit, inflation, and reinvestment risks. As interest rates rise, bond prices fall, reducing the value of the Portfolio’s share price. High-yield bonds, commonly known as “junk” bonds, are rated below investment grade and carry more risk than higher-rated securities. Asset-backed, mortgaged-backed and mortgage-related securities are subject to prepayment and extension risks. Foreign investments are subject to special risks including currency fluctuations, and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. The Portfolio may use derivatives, such as options, futures, and swaps, which can be illiquid, may disproportionately increase losses and have a potentially large impact on Portfolio performance. The use of leverage may increase volatility and the possibility of loss. Please see the Portfolio’s prospectus for a more complete discussion of these and other risks and the Portfolio’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage-and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 52 funds in the Portfolio’s Lipper category.

IV	Western Asset Core Plus VIT Portfolio

Portfolio at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of June 30, 2022 and December 31, 2021 and does not include derivatives, such as written options, futures contracts, forward foreign currency contracts and swap contracts. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	1

Portfolio expenses (unaudited)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on January 1, 2022 and held for the six months ended June 30, 2022.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class I	-14.79%	$1,000.00	$852.10	0.52%	$2.39	Class I	5.00%	$1,000.00	$1,022.22	0.52%	$2.61
Class II	-14.79	1,000.00	852.10	0.77	3.54	Class II	5.00	1,000.00	1,020.98	0.77	3.86

2	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

[1]	For the six months ended June 30, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2022

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 34.8%
Communication Services — 4.8%
Diversified Telecommunication Services — 1.4%
AT&T Inc., Senior Notes	2.300%	6/1/27	140,000	$127,898
AT&T Inc., Senior Notes	1.650%	2/1/28	60,000	51,960
AT&T Inc., Senior Notes	4.350%	3/1/29	1,170,000	1,152,786
AT&T Inc., Senior Notes	2.550%	12/1/33	390,000	316,832
AT&T Inc., Senior Notes	5.350%	9/1/40	20,000	19,789
AT&T Inc., Senior Notes	5.550%	8/15/41	10,000	10,310
AT&T Inc., Senior Notes	4.350%	6/15/45	68,000	59,509
AT&T Inc., Senior Notes	3.300%	2/1/52	30,000	22,083
AT&T Inc., Senior Notes	3.500%	9/15/53	20,000	15,194
AT&T Inc., Senior Notes	3.550%	9/15/55	296,000	222,268
AT&T Inc., Senior Notes	3.800%	12/1/57	10,000	7,746
AT&T Inc., Senior Notes	3.650%	9/15/59	30,000	22,535
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	290,000	274,533
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	20,000	19,013
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	80,000	71,123
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	144,000	143,365
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	50,000	48,422
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	60,000	54,614
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	80,000	64,333
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	240,000	205,406
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	580,000	481,398
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	110,000	107,396
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	160,000	166,041
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	190,000	139,696
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	460,000	375,285
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	10,000	8,545
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	50,000	44,434
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	100,000	98,648
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	10,000	10,791
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	40,000	34,658
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	270,000	191,995
Total Diversified Telecommunication Services				4,568,606
Entertainment — 0.3%
Magallanes Inc., Senior Notes	3.755%	3/15/27	70,000	65,719	(a)
Magallanes Inc., Senior Notes	4.054%	3/15/29	90,000	82,503	(a)
Magallanes Inc., Senior Notes	4.279%	3/15/32	520,000	465,244	(a)
Magallanes Inc., Senior Notes	5.050%	3/15/42	30,000	25,570	(a)

See Notes to Financial Statements.

4	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Entertainment — continued
Magallanes Inc., Senior Notes	5.141%	3/15/52	350,000	$294,231	(a)
Walt Disney Co., Senior Notes	6.650%	11/15/37	50,000	59,670
Total Entertainment				992,937
Interactive Media & Services — 0.1%
Alphabet Inc., Senior Notes	0.450%	8/15/25	20,000	18,402
Alphabet Inc., Senior Notes	0.800%	8/15/27	40,000	34,777
Alphabet Inc., Senior Notes	1.100%	8/15/30	40,000	32,864
Alphabet Inc., Senior Notes	1.900%	8/15/40	50,000	35,930
Alphabet Inc., Senior Notes	2.050%	8/15/50	30,000	20,178
Total Interactive Media & Services				142,151
Media — 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	10,000	8,335	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	2,050,000	1,683,665	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	230,000	187,009
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	390,000	391,434
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	80,000	74,825
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	100,000	96,360
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	410,000	366,594
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	240,000	213,704
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	40,000	27,821
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	10,000	8,534
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	30,000	26,953

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	40,000	$33,188
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	310,000	246,253
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	30,000	30,224
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	70,000	59,616
Comcast Corp., Senior Notes	3.375%	8/15/25	30,000	29,619
Comcast Corp., Senior Notes	3.950%	10/15/25	180,000	180,965
Comcast Corp., Senior Notes	3.150%	3/1/26	80,000	78,003
Comcast Corp., Senior Notes	3.300%	4/1/27	40,000	38,786
Comcast Corp., Senior Notes	4.150%	10/15/28	270,000	269,510
Comcast Corp., Senior Notes	3.400%	4/1/30	50,000	46,959
Comcast Corp., Senior Notes	4.250%	10/15/30	320,000	315,845
Comcast Corp., Senior Notes	3.250%	11/1/39	10,000	8,235
Comcast Corp., Senior Notes	3.750%	4/1/40	40,000	35,126
Comcast Corp., Senior Notes	3.400%	7/15/46	10,000	8,008
Comcast Corp., Senior Notes	4.000%	8/15/47	20,000	17,339
Comcast Corp., Senior Notes	3.969%	11/1/47	440,000	381,431
Comcast Corp., Senior Notes	4.000%	3/1/48	10,000	8,715
Comcast Corp., Senior Notes	3.999%	11/1/49	185,000	161,737
Comcast Corp., Senior Notes	3.450%	2/1/50	50,000	39,875
Comcast Corp., Senior Notes	2.800%	1/15/51	60,000	42,571
Comcast Corp., Senior Notes	2.887%	11/1/51	280,000	200,392
Comcast Corp., Senior Notes	4.049%	11/1/52	580,000	508,243
Comcast Corp., Senior Notes	2.937%	11/1/56	27,000	18,817
Comcast Corp., Senior Notes	4.950%	10/15/58	20,000	20,029
DISH DBS Corp., Senior Notes	5.875%	11/15/24	60,000	50,755
DISH DBS Corp., Senior Notes	7.750%	7/1/26	30,000	23,490
DISH DBS Corp., Senior Notes	5.125%	6/1/29	60,000	36,648
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	30,000	23,571	(a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	10,000	7,423	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	40,000	38,905
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	160,000	160,475

See Notes to Financial Statements.

6	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	10,000	$10,459
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	90,000	82,631
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	210,000	188,188	(a)
Total Media				6,487,265
Wireless Telecommunication Services — 1.0%
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	1,500,000	1,161,450	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	60,000	72,404
Sprint Corp., Senior Notes	7.625%	2/15/25	40,000	41,769
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	20,000	18,035
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	60,000	50,669
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	60,000	52,674
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	50,000	41,605
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	60,000	51,928
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	70,000	60,582	(a)
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	630,000	616,968
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	20,000	19,275
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	310,000	289,600
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	50,000	42,125
T-Mobile USA Inc., Senior Secured Notes	2.700%	3/15/32	490,000	411,696	(a)
T-Mobile USA Inc., Senior Secured Notes	3.000%	2/15/41	20,000	14,947
T-Mobile USA Inc., Senior Secured Notes	3.400%	10/15/52	160,000	118,516	(a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	200,000	162,000	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	100,000	99,633
Total Wireless Telecommunication Services				3,325,876
Total Communication Services				15,516,835
Consumer Discretionary — 2.9%
Automobiles — 1.1%
Ford Motor Co., Senior Notes	3.250%	2/12/32	2,170,000	1,630,484
Ford Motor Co., Senior Notes	4.750%	1/15/43	30,000	21,466
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	200,000	186,208
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/10/29	340,000	267,170
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	420,000	341,153
General Motors Co., Senior Notes	5.400%	10/2/23	30,000	30,463
General Motors Co., Senior Notes	6.125%	10/1/25	60,000	62,116
General Motors Co., Senior Notes	6.600%	4/1/36	10,000	10,142

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Automobiles — continued
General Motors Financial Co. Inc., Senior Notes	3.100%	1/12/32	30,000	$24,140
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	530,000	502,255	(a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	340,000	312,370	(a)
Total Automobiles				3,387,967
Diversified Consumer Services — 0.0%††
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	70,000	65,416	(a)
Hotels, Restaurants & Leisure — 0.8%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.875%	1/15/28	30,000	26,101	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	30,000	25,448	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	50,000	49,125	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	30,000	28,574	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	3.625%	2/15/32	30,000	23,900	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	30,000	28,302
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	400,000	378,270
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	360,000	321,533
McDonald’s Corp., Senior Notes	3.300%	7/1/25	60,000	59,667
McDonald’s Corp., Senior Notes	1.450%	9/1/25	10,000	9,314
McDonald’s Corp., Senior Notes	3.700%	1/30/26	150,000	149,798
McDonald’s Corp., Senior Notes	3.500%	3/1/27	20,000	19,621
McDonald’s Corp., Senior Notes	3.500%	7/1/27	90,000	88,261
McDonald’s Corp., Senior Notes	3.600%	7/1/30	250,000	238,226
McDonald’s Corp., Senior Notes	3.625%	9/1/49	10,000	8,280
McDonald’s Corp., Senior Notes	4.200%	4/1/50	300,000	268,627
Sands China Ltd., Senior Notes	5.125%	8/8/25	400,000	336,226
Sands China Ltd., Senior Notes	3.800%	1/8/26	200,000	160,561
Sands China Ltd., Senior Notes	2.550%	3/8/27	200,000	145,987	(a)
Sands China Ltd., Senior Notes	3.100%	3/8/29	200,000	141,856	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	80,000	64,391	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	200,000	123,757	(a)
Total Hotels, Restaurants & Leisure				2,695,825

See Notes to Financial Statements.

8	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Household Durables — 0.0%††
Newell Brands Inc., Senior Notes	4.100%	4/1/23	47,000	$46,666
Newell Brands Inc., Senior Notes	4.450%	4/1/26	10,000	9,555
Total Household Durables				56,221
Internet & Direct Marketing Retail — 0.7%
Amazon.com Inc., Senior Notes	0.800%	6/3/25	100,000	93,237
Amazon.com Inc., Senior Notes	3.300%	4/13/27	30,000	29,457
Amazon.com Inc., Senior Notes	1.200%	6/3/27	300,000	267,165
Amazon.com Inc., Senior Notes	3.150%	8/22/27	130,000	126,516
Amazon.com Inc., Senior Notes	3.450%	4/13/29	70,000	68,102
Amazon.com Inc., Senior Notes	1.500%	6/3/30	60,000	49,899
Amazon.com Inc., Senior Notes	2.100%	5/12/31	50,000	42,869
Amazon.com Inc., Senior Notes	3.600%	4/13/32	440,000	424,134
Amazon.com Inc., Senior Notes	3.875%	8/22/37	80,000	75,987
Amazon.com Inc., Senior Notes	4.950%	12/5/44	50,000	52,476
Amazon.com Inc., Senior Notes	4.050%	8/22/47	90,000	84,482
Amazon.com Inc., Senior Notes	2.500%	6/3/50	400,000	282,765
Amazon.com Inc., Senior Notes	3.100%	5/12/51	190,000	149,902
Amazon.com Inc., Senior Notes	4.250%	8/22/57	20,000	18,824
Prosus NV, Senior Notes	3.061%	7/13/31	600,000	442,318	(a)
Total Internet & Direct Marketing Retail				2,208,133
Multiline Retail — 0.0%††
Dollar General Corp., Senior Notes	3.250%	4/15/23	10,000	9,954
Specialty Retail — 0.2%
Home Depot Inc., Senior Notes	2.500%	4/15/27	60,000	56,696
Home Depot Inc., Senior Notes	3.900%	12/6/28	10,000	10,006
Home Depot Inc., Senior Notes	3.300%	4/15/40	220,000	187,156
Home Depot Inc., Senior Notes	3.900%	6/15/47	10,000	8,962
Home Depot Inc., Senior Notes	3.350%	4/15/50	180,000	146,572
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	40,000	39,562
Lowe’s Cos. Inc., Senior Notes	4.250%	4/1/52	110,000	95,507
Total Specialty Retail				544,461
Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	10,000	9,807	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	50,000	46,412	(a)
NIKE Inc., Senior Notes	2.750%	3/27/27	70,000	67,417
NIKE Inc., Senior Notes	2.850%	3/27/30	80,000	73,556

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Textiles, Apparel & Luxury Goods — continued
NIKE Inc., Senior Notes	3.250%	3/27/40	40,000	$34,307
NIKE Inc., Senior Notes	3.375%	3/27/50	110,000	93,808
Total Textiles, Apparel & Luxury Goods				325,307
Total Consumer Discretionary				9,293,284
Consumer Staples — 1.5%
Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	590,000	581,366
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	380,000	357,871
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	70,000	69,168
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	90,000	91,653
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	40,000	37,533
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	100,000	89,661
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	20,000	18,000
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	240,000	245,631
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	140,000	126,093
Coca-Cola Co., Senior Notes	3.375%	3/25/27	60,000	59,536
Coca-Cola Co., Senior Notes	1.450%	6/1/27	90,000	81,519
Coca-Cola Co., Senior Notes	2.600%	6/1/50	40,000	29,859
Constellation Brands Inc., Senior Notes	3.600%	5/9/24	50,000	49,849
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	70,000	69,471
Constellation Brands Inc., Senior Notes	2.250%	8/1/31	90,000	73,089
PepsiCo Inc., Senior Notes	0.750%	5/1/23	100,000	98,350
PepsiCo Inc., Senior Notes	2.250%	3/19/25	10,000	9,752
PepsiCo Inc., Senior Notes	2.625%	3/19/27	10,000	9,604
PepsiCo Inc., Senior Notes	1.625%	5/1/30	80,000	67,908
PepsiCo Inc., Senior Notes	2.875%	10/15/49	30,000	23,877
Total Beverages				2,189,790
Food & Staples Retailing — 0.1%
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	90,000	76,006

See Notes to Financial Statements.

10	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Food & Staples Retailing — continued
Walmart Inc., Senior Notes	1.500%	9/22/28	50,000	$43,887
Walmart Inc., Senior Notes	1.800%	9/22/31	20,000	17,000
Total Food & Staples Retailing				136,893
Food Products — 0.3%
Danone SA, Senior Notes	2.589%	11/2/23	220,000	217,545	(a)
Hershey Co., Senior Notes	0.900%	6/1/25	20,000	18,539
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	90,000	85,686
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	20,000	19,392
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	10,000	11,007
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	30,000	27,458
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	80,000	74,207
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	70,000	58,449
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	50,000	44,246
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	170,000	163,583
Mondelez International Inc., Senior Notes	1.500%	5/4/25	160,000	149,522
Total Food Products				869,634
Household Products — 0.0%††
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	20,000	19,365
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	50,000	47,228
Total Household Products				66,593
Tobacco — 0.4%
Altria Group Inc., Senior Notes	2.350%	5/6/25	20,000	18,903
Altria Group Inc., Senior Notes	4.400%	2/14/26	32,000	31,491
Altria Group Inc., Senior Notes	4.800%	2/14/29	13,000	12,368
Altria Group Inc., Senior Notes	2.450%	2/4/32	240,000	180,994
Altria Group Inc., Senior Notes	3.875%	9/16/46	40,000	26,969
Altria Group Inc., Senior Notes	5.950%	2/14/49	410,000	360,149
BAT Capital Corp., Senior Notes	3.557%	8/15/27	150,000	137,347
BAT Capital Corp., Senior Notes	4.540%	8/15/47	170,000	124,942
Cargill Inc., Senior Notes	1.375%	7/23/23	80,000	78,451	(a)
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	90,000	89,948
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	140,000	139,912
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	60,000	58,884
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	40,000	32,806

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Tobacco — continued
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	10,000	$8,678
Reynolds American Inc., Senior Notes	5.850%	8/15/45	80,000	67,265
Total Tobacco				1,369,107
Total Consumer Staples				4,632,017
Energy — 5.0%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	2,000	1,982
Halliburton Co., Senior Notes	4.850%	11/15/35	20,000	19,262
Halliburton Co., Senior Notes	5.000%	11/15/45	10,000	9,192
Total Energy Equipment & Services				30,436
Oil, Gas & Consumable Fuels — 5.0%
Apache Corp., Senior Notes	7.750%	12/15/29	40,000	42,491
Apache Corp., Senior Notes	5.100%	9/1/40	160,000	135,565
Apache Corp., Senior Notes	5.250%	2/1/42	10,000	8,384
Apache Corp., Senior Notes	4.750%	4/15/43	10,000	7,806
Apache Corp., Senior Notes	4.250%	1/15/44	90,000	65,860
Apache Corp., Senior Notes	5.350%	7/1/49	40,000	31,684
BP Capital Markets America Inc., Senior Notes	3.790%	2/6/24	20,000	20,094
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	190,000	186,771
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	60,000	56,824
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	250,000	182,025
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	20,000	17,634	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	440,000	377,090	(a)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	950,000	858,596
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	20,000	17,053
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	120,000	94,765	(a)
Chevron Corp., Senior Notes	1.554%	5/11/25	90,000	85,455
Chevron Corp., Senior Notes	2.954%	5/16/26	30,000	29,291
Chevron Corp., Senior Notes	1.995%	5/11/27	40,000	36,798
Chevron Corp., Senior Notes	3.078%	5/11/50	10,000	7,975
Chevron USA Inc., Senior Notes	3.850%	1/15/28	40,000	39,771
Chevron USA Inc., Senior Notes	3.250%	10/15/29	10,000	9,502
Continental Resources Inc., Senior Notes	4.500%	4/15/23	10,000	10,051
Continental Resources Inc., Senior Notes	3.800%	6/1/24	40,000	39,530

See Notes to Financial Statements.

12	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Continental Resources Inc., Senior Notes	2.268%	11/15/26	160,000	$142,151	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	120,000	113,026
Continental Resources Inc., Senior Notes	5.750%	1/15/31	70,000	67,810	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	70,000	55,246
Coterra Energy Inc., Senior Notes	4.375%	6/1/24	10,000	10,002	(a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	190,000	182,350	(a)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	110,000	108,005	(a)
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	20,000	19,725	(a)
Devon Energy Corp., Senior Notes	8.250%	8/1/23	70,000	72,785
Devon Energy Corp., Senior Notes	5.850%	12/15/25	150,000	156,310
Devon Energy Corp., Senior Notes	4.500%	1/15/30	40,000	37,826
Devon Energy Corp., Senior Notes	5.600%	7/15/41	230,000	228,903
Devon Energy Corp., Senior Notes	4.750%	5/15/42	30,000	27,253
Devon Energy Corp., Senior Notes	5.000%	6/15/45	340,000	316,050
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	160,000	156,227
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	70,000	64,183
Ecopetrol SA, Senior Notes	5.875%	5/28/45	590,000	402,675
Energy Transfer LP, Junior Subordinated Notes (6.250% to 2/15/23 then 3 mo. USD LIBOR + 4.028%)	6.250%	2/15/23	40,000	30,034	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	50,000	44,321	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	100,000	83,819	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	60,000	51,639	(b)(c)
Energy Transfer LP, Senior Notes	2.900%	5/15/25	70,000	66,605
Energy Transfer LP, Senior Notes	4.950%	6/15/28	40,000	39,456
Energy Transfer LP, Senior Notes	5.250%	4/15/29	30,000	29,750
Energy Transfer LP, Senior Notes	3.750%	5/15/30	370,000	333,818
Energy Transfer LP, Senior Notes	5.300%	4/1/44	10,000	8,693
Energy Transfer LP, Senior Notes	5.400%	10/1/47	10,000	8,794
Energy Transfer LP, Senior Notes	6.250%	4/15/49	270,000	262,294
Energy Transfer LP, Senior Notes	5.000%	5/15/50	160,000	136,396
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	210,000	205,386

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	30,000	$27,027
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	420,000	368,092
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	20,000	23,759
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	10,000	9,130
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	10,000	9,065
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	40,000	33,442
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	120,000	94,030
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	40,000	31,726
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	30,000	23,707	(c)
EOG Resources Inc., Senior Notes	4.150%	1/15/26	30,000	30,263
EOG Resources Inc., Senior Notes	4.375%	4/15/30	20,000	20,101
EOG Resources Inc., Senior Notes	3.900%	4/1/35	90,000	83,184
EOG Resources Inc., Senior Notes	4.950%	4/15/50	170,000	176,097
EQM Midstream Partners LP, Senior Notes	5.500%	7/15/28	10,000	8,653
EQT Corp., Senior Notes	6.625%	2/1/25	10,000	10,307
EQT Corp., Senior Notes	3.900%	10/1/27	260,000	242,376
EQT Corp., Senior Notes	5.000%	1/15/29	30,000	29,090
EQT Corp., Senior Notes	3.625%	5/15/31	100,000	86,601	(a)
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	10,000	9,905
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	320,000	315,498
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	40,000	39,303
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	80,000	76,791
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	40,000	36,574
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	10,000	9,454
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	310,000	254,029
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	176,855	(a)
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	20,000	19,948

See Notes to Financial Statements.

14	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	10,000	$10,013
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	10,000	9,388
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	60,000	59,780
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	30,000	29,214
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	60,000	70,073
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	130,000	122,711
MEG Energy Corp., Senior Notes	5.875%	2/1/29	20,000	18,297	(a)
MPLX LP, Senior Notes	4.800%	2/15/29	10,000	9,845
MPLX LP, Senior Notes	2.650%	8/15/30	110,000	91,928
MPLX LP, Senior Notes	4.500%	4/15/38	120,000	105,414
MPLX LP, Senior Notes	4.700%	4/15/48	320,000	269,692
MPLX LP, Senior Notes	5.500%	2/15/49	80,000	74,383
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	100,000	103,176
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	10,000	9,949
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	90,000	82,048
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	50,000	45,221
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	10,000	8,950
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	70,000	76,962
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	140,000	143,839
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	70,000	69,095
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	70,000	57,661
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	30,000	31,949
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	30,000	24,297
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	70,000	54,154
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	50,000	39,034
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	1,114,000	1,132,047
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	240,000	254,675
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	30,000	26,870
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	100,000	82,353
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	150,000	135,455
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	20,000	17,894
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	30,000	24,531
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	270,000	222,582
Range Resources Corp., Senior Notes	5.000%	3/15/23	113,000	112,340

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Range Resources Corp., Senior Notes	4.875%	5/15/25	40,000	$39,086
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	260,000	189,081	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	230,000	234,764
Shell International Finance BV, Senior Notes	2.875%	5/10/26	140,000	135,415
Shell International Finance BV, Senior Notes	2.750%	4/6/30	80,000	72,278
Shell International Finance BV, Senior Notes	4.550%	8/12/43	10,000	9,508
Shell International Finance BV, Senior Notes	4.375%	5/11/45	160,000	149,137
Shell International Finance BV, Senior Notes	4.000%	5/10/46	40,000	35,716
Shell International Finance BV, Senior Notes	3.250%	4/6/50	80,000	63,232
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	50,000	58,584
Southwestern Energy Co., Senior Notes	5.950%	1/23/25	1,400,000	1,385,384
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	20,000	18,441
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	50,000	42,847
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	10,000	8,313	(a)
Targa Resources Corp., Senior Notes	5.200%	7/1/27	190,000	190,988	(d)
Targa Resources Corp., Senior Notes	4.200%	2/1/33	80,000	72,571
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	20,000	19,070
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.500%	3/1/30	20,000	19,120
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	150,000	137,016
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	10,000	8,576
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	380,000	328,615	(a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	60,000	49,679	(a)
Western Midstream Operating LP, Senior Notes	3.600%	2/1/25	70,000	64,626
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	20,000	18,133
Western Midstream Operating LP, Senior Notes	4.550%	2/1/30	440,000	381,830

See Notes to Financial Statements.

16	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	10,000	$8,081
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	50,000	40,846
Western Midstream Operating LP, Senior Notes	5.750%	2/1/50	50,000	40,300
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 1.850%)	2.621%	1/13/23	30,000	29,852	(c)
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	50,000	50,086
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	200,000	191,158
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	40,000	36,093
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	30,000	34,542
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	160,000	187,907
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	110,000	99,752
Total Oil, Gas & Consumable Fuels				16,144,001
Total Energy				16,174,437
Financials — 10.9%
Banks — 7.4%
Banco Santander SA, Senior Notes	3.848%	4/12/23	400,000	399,808
Banco Santander SA, Senior Notes	2.746%	5/28/25	600,000	568,978
Bank of America Corp., Senior Notes	3.300%	1/11/23	90,000	90,170
Bank of America Corp., Senior Notes	3.500%	4/19/26	150,000	146,405
Bank of America Corp., Senior Notes	5.000%	1/21/44	150,000	147,683
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	240,000	198,204	(c)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	290,000	246,211	(c)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	100,000	85,284	(c)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	323,000	322,022	(c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	861,000	802,598	(c)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	190,000	189,458	(c)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	130,000	$122,727	(c)
Bank of America Corp., Senior Notes (3.841% to 4/25/24 then SOFR + 1.110%)	3.841%	4/25/25	90,000	89,624	(c)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. USD LIBOR + 1.190%)	3.946%	1/23/49	50,000	42,597	(c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	110,000	104,036	(c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	430,000	371,651	(c)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	160,000	144,095	(c)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	70,000	68,977	(c)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	750,000	730,791	(c)
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	130,000	129,578
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	40,000	39,874
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	700,000	690,666
Bank of Montreal, Senior Notes	1.850%	5/1/25	160,000	151,563
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	30,000	27,831	(c)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	80,000	74,300
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	200,000	184,112	(c)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	200,000	191,571	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	400,000	369,820	(a)(c)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	360,000	360,097	(a)(c)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	200,000	195,920	(a)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	80,000	77,728

See Notes to Financial Statements.

18	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	20,000	$18,740	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	37,000	48,220
Citigroup Inc., Senior Notes	4.650%	7/30/45	275,000	252,055
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	90,000	88,229	(c)
Citigroup Inc., Senior Notes (2.520% to 11/3/31 then SOFR + 1.177%)	2.520%	11/3/32	660,000	536,180	(c)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	530,000	445,968	(c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	70,000	67,284	(c)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	880,000	793,649	(c)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	110,000	105,175	(c)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	120,000	119,180	(c)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	110,000	108,666	(c)
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	20,000	19,999
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	10,000	9,999
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	80,000	78,916
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	990,000	970,396
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	170,000	163,245
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	13,000	12,478
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	70,000	62,648
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	250,000	248,278
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	760,000	686,676	(a)(c)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	250,000	230,257	(a)(c)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	200,000	190,767	(a)(c)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	500,000	474,636	(a)(c)
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	420,000	411,251

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	430,000	$397,738	(c)
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. USD LIBOR + 1.610%)	3.973%	5/22/30	250,000	229,855	(c)
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	200,000	184,680	(c)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	200,000	200,011	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	200,000	199,163	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	470,000	448,898	(a)
JPMorgan Chase & Co., Senior Notes (1.514% to 6/1/23 then SOFR + 1.455%)	1.514%	6/1/24	240,000	234,069	(c)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	630,000	589,889	(c)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	80,000	68,209	(c)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	260,000	216,282	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then SOFR + 2.460%)	3.109%	4/22/41	190,000	147,594	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	40,000	29,396	(c)
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. USD LIBOR + 0.945%)	3.509%	1/23/29	300,000	280,916	(c)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	220,000	219,408	(c)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	140,000	135,183	(c)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	60,000	58,506	(c)
JPMorgan Chase & Co., Senior Notes (4.586% to 4/26/32 then SOFR + 1.800%)	4.586%	4/26/33	460,000	452,309	(c)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	60,000	59,947
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	50,000	49,576
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	30,000	28,701
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	400,000	374,631	(c)

See Notes to Financial Statements.

20	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	200,000	$197,438	(c)
NatWest Group PLC, Senior Notes (4.519%to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	200,000	199,587	(c)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	100,000	102,076
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	200,000	197,849
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	80,000	74,118
Santander Holdings USA Inc., Senior Notes	4.500%	7/17/25	70,000	69,415
Swedbank AB, Senior Notes	1.300%	6/2/23	400,000	391,667	(a)
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	150,000	145,929
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	80,000	73,886
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	280,000	277,133
US Bancorp, Senior Notes	1.450%	5/12/25	180,000	168,915
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	60,000	60,187
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	530,000	500,440
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	210,000	203,230
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	150,000	140,524	(c)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	50,000	44,414	(c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then SOFR + 4.032%)	4.478%	4/4/31	260,000	254,528	(c)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	830,000	769,476	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	970,000	953,987	(c)
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	50,000	49,270
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	60,000	59,390
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	220,000	198,338
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	300,000	278,750
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	40,000	34,907
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	170,000	156,017
Total Banks				23,713,703
Capital Markets — 2.6%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	50,000	47,124
Credit Suisse AG, Senior Notes	2.950%	4/9/25	520,000	498,381

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	590,000	$604,013	(a)(b)(c)
Credit Suisse Group AG, Senior Notes	4.550%	4/17/26	250,000	244,790
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	250,000	221,445	(a)(c)
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	100,000	100,065
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	40,000	40,122
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	190,000	187,409
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	270,000	265,021
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	270,000	259,258
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	100,000	111,022
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	20,000	18,630
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	1,630,000	1,344,976	(c)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	370,000	270,791	(c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	40,000	37,886	(c)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	150,000	142,369	(c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	160,000	151,019	(c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	260,000	250,162	(c)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	20,000	15,306	(c)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	100,000	99,390
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	190,000	210,730
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	140,000	133,261
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	360,000	359,634
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	50,000	49,535
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	480,000	449,969	(c)

See Notes to Financial Statements.

22	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	660,000	$546,114	(c)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	270,000	248,265	(c)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	230,000	218,446	(c)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	60,000	46,199	(c)
UBS AG, Senior Notes	4.500%	6/26/48	400,000	380,198	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	350,000	341,818	(a)(b)(c)
UBS Group AG, Senior Notes	4.253%	3/23/28	500,000	485,522	(a)
Total Capital Markets				8,378,870
Consumer Finance — 0.1%
American Express Co., Senior Notes	3.375%	5/3/24	110,000	109,310
American Express Co., Senior Notes	4.050%	5/3/29	170,000	166,809
Total Consumer Finance				276,119
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	1,100,000	958,606
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	840,000	673,277
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	30,000	30,058
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	7,000	7,000	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	10,000	9,966	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	50,000	49,627	(a)
USAA Capital Corp., Senior Notes	2.125%	5/1/30	150,000	128,697	(a)
Vanguard Group Inc.	3.050%	8/22/50	120,000	87,241	(e)(f)
Total Diversified Financial Services				1,944,472
Insurance — 0.2%
American International Group Inc., Senior Notes	2.500%	6/30/25	40,000	38,178
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	280,000	258,622
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	30,000	27,723	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	60,000	55,339	(a)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Insurance — continued
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	30,000	$27,581	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	8,000	9,449	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	360,000	345,986	(a)
Total Insurance				762,878
Total Financials				35,076,042
Health Care — 3.7%
Biotechnology — 0.9%
AbbVie Inc., Senior Notes	2.300%	11/21/22	300,000	299,466
AbbVie Inc., Senior Notes	3.750%	11/14/23	20,000	20,066
AbbVie Inc., Senior Notes	2.600%	11/21/24	350,000	339,188
AbbVie Inc., Senior Notes	3.800%	3/15/25	170,000	168,852
AbbVie Inc., Senior Notes	3.600%	5/14/25	480,000	472,841
AbbVie Inc., Senior Notes	2.950%	11/21/26	70,000	66,377
AbbVie Inc., Senior Notes	3.200%	11/21/29	820,000	755,009
AbbVie Inc., Senior Notes	4.875%	11/14/48	10,000	9,606
AbbVie Inc., Senior Notes	4.250%	11/21/49	100,000	88,944
Amgen Inc., Senior Notes	4.663%	6/15/51	29,000	27,191
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	50,000	49,457
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	150,000	147,558
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	48,054
GSK Consumer Healthcare Capital US LLC, Senior Notes	3.375%	3/24/29	260,000	243,476	(a)
Total Biotechnology				2,736,085
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	86,000	86,622
Abbott Laboratories, Senior Notes	4.750%	11/30/36	230,000	244,096
Abbott Laboratories, Senior Notes	4.900%	11/30/46	40,000	42,027
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	68,000	67,347
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	9,000	8,966
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	8,000	7,407
Danaher Corp., Senior Notes	2.800%	12/10/51	100,000	72,181
Roche Holdings Inc., Senior Notes	2.607%	12/13/51	200,000	145,505	(a)
Total Health Care Equipment & Supplies				674,151
Health Care Providers & Services — 1.5%
Aetna Inc., Senior Notes	2.800%	6/15/23	30,000	29,643
Centene Corp., Senior Notes	4.250%	12/15/27	50,000	46,828

See Notes to Financial Statements.

24	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
Centene Corp., Senior Notes	4.625%	12/15/29	80,000	$74,835
Centene Corp., Senior Notes	3.375%	2/15/30	10,000	8,509
Centene Corp., Senior Notes	3.000%	10/15/30	10,000	8,314
Cigna Corp., Senior Notes	3.750%	7/15/23	69,000	69,185
Cigna Corp., Senior Notes	4.125%	11/15/25	70,000	70,183
Cigna Corp., Senior Notes	4.375%	10/15/28	310,000	307,928
Cigna Corp., Senior Notes	4.900%	12/15/48	20,000	19,244
Cigna Corp., Senior Notes	3.400%	3/15/50	220,000	168,384
CVS Health Corp., Senior Notes	2.750%	12/1/22	60,000	59,981
CVS Health Corp., Senior Notes	3.875%	7/20/25	160,000	159,228
CVS Health Corp., Senior Notes	3.625%	4/1/27	30,000	29,250
CVS Health Corp., Senior Notes	4.300%	3/25/28	136,000	134,696
CVS Health Corp., Senior Notes	3.750%	4/1/30	400,000	374,547
CVS Health Corp., Senior Notes	1.875%	2/28/31	20,000	16,035
CVS Health Corp., Senior Notes	2.125%	9/15/31	80,000	64,975
CVS Health Corp., Senior Notes	4.125%	4/1/40	20,000	17,492
CVS Health Corp., Senior Notes	5.125%	7/20/45	150,000	144,814
CVS Health Corp., Senior Notes	5.050%	3/25/48	690,000	661,495
Elevance Health Inc., Senior Notes	2.950%	12/1/22	90,000	89,964
Elevance Health Inc., Senior Notes	3.350%	12/1/24	50,000	49,355
Elevance Health Inc., Senior Notes	3.650%	12/1/27	220,000	214,291
Elevance Health Inc., Senior Notes	4.100%	5/15/32	180,000	175,352
Elevance Health Inc., Senior Notes	4.550%	5/15/52	70,000	66,004
HCA Inc., Senior Notes	5.375%	2/1/25	20,000	19,956
HCA Inc., Senior Notes	5.375%	9/1/26	60,000	59,597
HCA Inc., Senior Notes	5.625%	9/1/28	100,000	98,559
HCA Inc., Senior Notes	3.500%	9/1/30	90,000	76,824
HCA Inc., Senior Secured Notes	5.250%	4/15/25	30,000	30,087
HCA Inc., Senior Secured Notes	5.250%	6/15/26	30,000	29,905
HCA Inc., Senior Secured Notes	4.500%	2/15/27	40,000	38,490
HCA Inc., Senior Secured Notes	5.500%	6/15/47	30,000	26,823
Humana Inc., Senior Notes	4.500%	4/1/25	20,000	20,165
Humana Inc., Senior Notes	3.950%	3/15/27	500,000	490,876
Humana Inc., Senior Notes	2.150%	2/3/32	30,000	24,319
Tenet Healthcare Corp., Senior Secured Notes	4.375%	1/15/30	10,000	8,480	(a)
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	10,000	10,000
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	30,000	30,110
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	40,000	40,002

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	20,000	$18,469
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	60,000	59,725
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	130,000	128,866
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	30,000	25,734
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	20,000	17,341
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	90,000	90,003
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	20,000	18,695
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	20,000	19,249
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	100,000	85,503
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	30,000	22,530
UnitedHealth Group Inc., Senior Notes	3.250%	5/15/51	300,000	236,074
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	50,000	43,306
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	10,000	7,318
Total Health Care Providers & Services				4,837,538
Pharmaceuticals — 1.1%
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	90,000	48,150	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	20,000	10,881	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	10,000	8,800	(a)
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	71,000	70,395
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	105,000	103,699
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	158,000	152,641
Johnson & Johnson, Senior Notes	0.550%	9/1/25	50,000	46,166
Johnson & Johnson, Senior Notes	0.950%	9/1/27	110,000	97,158
Johnson & Johnson, Senior Notes	2.100%	9/1/40	360,000	263,671
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	50,000	41,587
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	170,000	125,866
Pfizer Inc., Senior Notes	0.800%	5/28/25	120,000	111,846
Pfizer Inc., Senior Notes	2.625%	4/1/30	200,000	182,749
Pfizer Inc., Senior Notes	1.700%	5/28/30	70,000	59,622
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	100,000	98,638
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	150,000	145,425
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	2,010,000	1,654,743

See Notes to Financial Statements.

26	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	460,000	$380,112
Wyeth LLC, Senior Notes	5.950%	4/1/37	10,000	11,560
Total Pharmaceuticals				3,613,709
Total Health Care				11,861,483
Industrials — 3.1%
Aerospace & Defense — 1.1%
Boeing Co., Senior Notes	4.875%	5/1/25	400,000	399,080
Boeing Co., Senior Notes	2.196%	2/4/26	110,000	99,322
Boeing Co., Senior Notes	3.100%	5/1/26	20,000	18,652
Boeing Co., Senior Notes	2.700%	2/1/27	40,000	35,630
Boeing Co., Senior Notes	2.800%	3/1/27	50,000	44,717
Boeing Co., Senior Notes	3.200%	3/1/29	130,000	112,606
Boeing Co., Senior Notes	5.150%	5/1/30	390,000	374,682
Boeing Co., Senior Notes	3.250%	2/1/35	260,000	197,074
Boeing Co., Senior Notes	3.550%	3/1/38	20,000	14,608
Boeing Co., Senior Notes	5.705%	5/1/40	190,000	177,552
Boeing Co., Senior Notes	3.750%	2/1/50	80,000	56,603
Boeing Co., Senior Notes	5.805%	5/1/50	470,000	432,533
Boeing Co., Senior Notes	5.930%	5/1/60	40,000	36,509
General Dynamics Corp., Senior Notes	3.250%	4/1/25	20,000	19,853
General Dynamics Corp., Senior Notes	3.500%	5/15/25	20,000	19,926
General Dynamics Corp., Senior Notes	4.250%	4/1/40	10,000	9,579
General Dynamics Corp., Senior Notes	4.250%	4/1/50	30,000	28,918
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	60,000	58,452
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	30,000	30,087
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	50,000	49,395
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	30,000	29,865
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	270,000	252,561
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	150,000	146,876
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	180,000	171,256
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	220,000	233,504
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	40,000	39,541
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	80,000	80,282
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	130,000	128,424
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	70,000	60,410
Raytheon Technologies Corp., Senior Notes	4.500%	6/1/42	260,000	248,395
Total Aerospace & Defense				3,606,892

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Airlines — 0.7%
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	30,000	$29,749
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	60,000	55,564
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	100,000	100,109
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	850,000	861,511	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	90,000	87,535	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	80,000	75,631	(a)
Hawaiian Brand Intellectual Property Ltd./ HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	810,000	727,927	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	90,000	88,724	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	60,000	61,688	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	60,000	53,083	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	80,000	68,136	(a)
United Airlines Pass-Through Trust	4.625%	9/3/22	27,977	27,986
Total Airlines				2,237,643
Building Products — 0.0%††
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	20,000	15,262	(a)
Carrier Global Corp., Senior Notes	3.577%	4/5/50	10,000	7,590
Total Building Products				22,852
Commercial Services & Supplies — 0.1%
ADT Security Corp., Senior Secured Notes	4.125%	8/1/29	10,000	8,144	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	10,000	9,196	(a)
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	160,000	158,151
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	50,000	47,268	(a)
Republic Services Inc., Senior Notes	2.500%	8/15/24	80,000	77,523
Total Commercial Services & Supplies				300,282
Electrical Equipment — 0.1%
Eaton Corp., Senior Notes	2.750%	11/2/22	220,000	219,890
Eaton Corp., Senior Notes	4.150%	11/2/42	20,000	17,988
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	30,000	24,404	(a)
Total Electrical Equipment				262,282
Industrial Conglomerates — 0.1%
3M Co., Senior Notes	2.375%	8/26/29	80,000	71,819

See Notes to Financial Statements.

28	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Industrial Conglomerates — continued
3M Co., Senior Notes	3.050%	4/15/30	120,000	$112,045
3M Co., Senior Notes	3.700%	4/15/50	100,000	85,910
General Electric Co., Senior Notes	6.750%	3/15/32	33,000	36,949
Honeywell International Inc., Senior Notes	1.350%	6/1/25	60,000	56,555
Total Industrial Conglomerates				363,278
Machinery — 0.1%
Deere & Co., Senior Notes	3.100%	4/15/30	10,000	9,348
Deere & Co., Senior Notes	3.750%	4/15/50	100,000	91,489
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	110,000	104,310
Total Machinery				205,147
Road & Rail — 0.2%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	100,000	74,896
Canadian Pacific Railway Co., Senior Notes	3.000%	12/2/41	40,000	31,359
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	200,000	147,654
Union Pacific Corp., Senior Notes	3.750%	7/15/25	70,000	70,150
Union Pacific Corp., Senior Notes	2.891%	4/6/36	190,000	157,356
Union Pacific Corp., Senior Notes	3.839%	3/20/60	370,000	309,816
Union Pacific Corp., Senior Notes	3.750%	2/5/70	40,000	31,845
XPO Logistics Inc., Senior Notes	6.250%	5/1/25	10,000	9,942	(a)
Total Road & Rail				833,018
Trading Companies & Distributors — 0.7%
Air Lease Corp., Senior Notes	3.375%	7/1/25	220,000	207,400
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,120,000	908,611	(a)
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	20,000	18,636
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	20,000	18,954
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	100,000	92,927
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	1,090,000	921,680
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	60,000	49,388
Total Trading Companies & Distributors				2,217,596
Total Industrials				10,048,990
Information Technology — 1.5%
Communications Equipment — 0.0%††
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	40,000	36,921	(a)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
IT Services — 0.2%
International Business Machines Corp.,
Senior Notes	3.000%	5/15/24	200,000	$198,584
Mastercard Inc., Senior Notes	3.850%	3/26/50	20,000	18,356
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	70,000	66,100
Visa Inc., Senior Notes	3.150%	12/14/25	220,000	216,929
Visa Inc., Senior Notes	4.300%	12/14/45	190,000	187,988
Total IT Services				687,957
Semiconductors & Semiconductor Equipment — 0.5%
Broadcom Inc., Senior Notes	3.137%	11/15/35	540,000	410,815	(a)
Intel Corp., Senior Notes	3.700%	7/29/25	40,000	40,305
Intel Corp., Senior Notes	1.600%	8/12/28	220,000	192,723
Intel Corp., Senior Notes	4.750%	3/25/50	70,000	68,855
Intel Corp., Senior Notes	3.050%	8/12/51	30,000	22,399
NVIDIA Corp., Senior Notes	2.850%	4/1/30	140,000	128,292
NVIDIA Corp., Senior Notes	3.500%	4/1/40	110,000	96,484
NVIDIA Corp., Senior Notes	3.500%	4/1/50	520,000	442,622
NVIDIA Corp., Senior Notes	3.700%	4/1/60	70,000	58,924
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	50,000	47,582
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	50,000	42,933
Total Semiconductors & Semiconductor Equipment				1,551,934
Software — 0.7%
Microsoft Corp., Senior Notes	2.875%	2/6/24	200,000	199,522
Microsoft Corp., Senior Notes	2.700%	2/12/25	70,000	69,664
Microsoft Corp., Senior Notes	2.400%	8/8/26	80,000	77,039
Microsoft Corp., Senior Notes	3.300%	2/6/27	220,000	218,747
Microsoft Corp., Senior Notes	3.450%	8/8/36	5,000	4,722
Microsoft Corp., Senior Notes	2.525%	6/1/50	110,000	81,159
Microsoft Corp., Senior Notes	2.921%	3/17/52	245,000	193,653
Microsoft Corp., Senior Notes	2.675%	6/1/60	8,000	5,748
Microsoft Corp., Senior Notes	3.041%	3/17/62	42,000	32,669
Open Text Holdings Inc., Senior Notes	4.125%	2/15/30	10,000	8,666	(a)
Open Text Holdings Inc., Senior Notes	4.125%	12/1/31	10,000	8,295	(a)
Oracle Corp., Senior Notes	1.650%	3/25/26	430,000	385,905
Oracle Corp., Senior Notes	2.950%	4/1/30	10,000	8,550
Oracle Corp., Senior Notes	2.875%	3/25/31	240,000	197,975
Salesforce Inc., Senior Notes	3.250%	4/11/23	50,000	50,145
Salesforce Inc., Senior Notes	3.700%	4/11/28	30,000	29,679
Workday Inc., Senior Notes	3.500%	4/1/27	40,000	38,284

See Notes to Financial Statements.

30	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Software — continued
Workday Inc., Senior Notes	3.700%	4/1/29	160,000	$149,818
Workday Inc., Senior Notes	3.800%	4/1/32	400,000	365,908
Total Software				2,126,148
Technology Hardware, Storage & Peripherals — 0.1%
Apple Inc., Senior Notes	1.125%	5/11/25	290,000	272,594
Apple Inc., Senior Notes	2.450%	8/4/26	100,000	95,850
Total Technology Hardware, Storage & Peripherals				368,444
Total Information Technology				4,771,404
Materials — 1.1%
Chemicals — 0.1%
OCP SA, Senior Notes	3.750%	6/23/31	200,000	151,611	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	300,000	241,335	(a)
Total Chemicals				392,946
Containers & Packaging — 0.0%††
Ball Corp., Senior Notes	3.125%	9/15/31	80,000	64,666
Metals & Mining — 0.9%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	300,000	294,454	(a)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	270,000	280,079
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	250,000	257,393
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	220,000	197,072	(a)
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	10,000	9,969
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	30,000	27,885
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	40,000	39,117
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	240,000	222,547
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	20,000	19,947	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	60,000	59,907	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	140,000	139,391	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	130,000	130,128	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	310,000	298,366	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	70,000	66,345	(a)
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	10,000	8,124	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	450,000	440,854
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	10,000	10,048
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	149,000	160,271
Total Metals & Mining				2,661,897

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Paper & Forest Products — 0.1%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	200,000	$162,042
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	300,000	226,551
Total Paper & Forest Products				388,593
Total Materials				3,508,102
Real Estate — 0.0%††
Equity Real Estate Investment Trusts (REITs) — 0.0%††
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	20,000	17,118	(a)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	20,000	18,334
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	10,000	8,795
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.500%	3/15/31	90,000	71,201
Total Real Estate				115,448
Utilities — 0.3%
Electric Utilities — 0.2%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	150,000	127,216	(a)
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	97,000	107,330
Duke Energy Carolinas LLC, First Mortgage Bonds	5.300%	2/15/40	110,000	114,433
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	30,000	26,236
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	200,000	189,013
FirstEnergy Corp., Senior Notes	5.350%	7/15/47	150,000	126,980
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	40,000	33,565
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	50,000	38,292
Total Electric Utilities				763,065
Multi-Utilities — 0.1%
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	110,000	102,592
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	90,000	78,258
Total Multi-Utilities				180,850
Total Utilities				943,915
Total Corporate Bonds & Notes (Cost — $121,776,197)				111,941,957

See Notes to Financial Statements.

32	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government & Agency Obligations — 23.5%
U.S. Government Obligations — 23.5%
U.S. Treasury Bonds	1.125%	8/15/40	1,980,000	$1,368,752
U.S. Treasury Bonds	1.375%	11/15/40	240,000	172,941
U.S. Treasury Bonds	1.875%	2/15/41	690,000	541,448
U.S. Treasury Bonds	2.250%	5/15/41	730,000	609,436
U.S. Treasury Bonds	1.750%	8/15/41	1,240,000	943,708
U.S. Treasury Bonds	2.000%	11/15/41	2,120,000	1,684,572
U.S. Treasury Bonds	2.375%	2/15/42	3,020,000	2,561,809
U.S. Treasury Bonds	3.625%	8/15/43	80,000	82,175
U.S. Treasury Bonds	2.000%	2/15/50	880,000	682,344
U.S. Treasury Bonds	1.250%	5/15/50	3,290,000	2,094,676
U.S. Treasury Bonds	1.375%	8/15/50	3,810,000	2,509,614
U.S. Treasury Bonds	1.625%	11/15/50	2,590,000	1,822,763
U.S. Treasury Bonds	1.875%	2/15/51	3,750,000	2,814,697
U.S. Treasury Bonds	2.375%	5/15/51	750,000	633,428
U.S. Treasury Bonds	2.000%	8/15/51	1,480,000	1,144,514
U.S. Treasury Bonds	1.875%	11/15/51	821,000	616,263
U.S. Treasury Bonds	2.250%	2/15/52	9,873,000	8,128,256
U.S. Treasury Bonds	2.875%	5/15/52	2,060,000	1,946,217
U.S. Treasury Notes	0.250%	11/15/23	10,000	9,638
U.S. Treasury Notes	2.500%	4/30/24	3,280,000	3,251,877
U.S. Treasury Notes	0.250%	5/31/25	60,000	55,375
U.S. Treasury Notes	0.250%	6/30/25	390,000	359,128
U.S. Treasury Notes	0.375%	1/31/26	1,530,000	1,391,374
U.S. Treasury Notes	0.750%	3/31/26	310,000	284,764
U.S. Treasury Notes	0.750%	4/30/26	1,030,000	944,341
U.S. Treasury Notes	1.125%	10/31/26	220,000	202,808
U.S. Treasury Notes	1.250%	11/30/26	790,000	731,599
U.S. Treasury Notes	1.250%	12/31/26	20,000	18,488
U.S. Treasury Notes	2.750%	4/30/27	4,990,000	4,923,142
U.S. Treasury Notes	0.750%	1/31/28	3,560,000	3,136,137
U.S. Treasury Notes	1.250%	3/31/28	1,540,000	1,391,534
U.S. Treasury Notes	1.250%	4/30/28	8,070,000	7,280,653
U.S. Treasury Notes	1.250%	5/31/28	1,480,000	1,333,388
U.S. Treasury Notes	1.250%	6/30/28	1,180,000	1,061,677
U.S. Treasury Notes	1.000%	7/31/28	1,690,000	1,494,924
U.S. Treasury Notes	1.125%	8/31/28	1,920,000	1,709,025
U.S. Treasury Notes	2.875%	4/30/29	6,730,000	6,652,184
U.S. Treasury Notes	2.750%	5/31/29	2,500,000	2,451,172

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government Obligations — continued
U.S. Treasury Notes	1.625%	5/15/31	1,740,000	$1,555,125
U.S. Treasury Notes	1.375%	11/15/31	10,000	8,675
U.S. Treasury Notes	1.875%	2/15/32	4,720,000	4,276,762
U.S. Treasury Notes	2.875%	5/15/32	210,000	207,670
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	950,000	405,192
Total U.S. Government & Agency Obligations (Cost — $84,806,362)				75,494,265
Mortgage-Backed Securities — 21.0%
FHLMC — 5.6%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	10/1/32-6/1/52	961,737	906,743
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33-5/1/52	956,205	932,872
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	6/1/38	716,405	737,363
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	6/1/41-11/1/48	131,175	136,969
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/41-1/1/52	3,227,263	2,833,285
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	10/1/41-11/1/41	171,119	146,623
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/42-2/1/52	6,396,874	5,816,480
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	9/1/50	1,600,000	1,619,579	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	5/1/51	265,709	239,570	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	5/1/52	298,758	296,600
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	6/1/52	400,000	395,680	(d)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.619%)	2.874%	11/1/47	137,420	135,905	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.621%)	3.083%	2/1/50	137,690	136,463	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.628%)	3.007%	11/1/48	274,759	270,706	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	6/1/43	1,618,191	1,634,530

See Notes to Financial Statements.

34	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	3/1/45	304,038	$298,018
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46-5/1/47	1,626,810	1,546,431
Total FHLMC				18,083,817
FNMA — 12.1%
Federal National Mortgage Association (FNMA)	3.450%	3/1/29	19,316	19,258
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	57,560	56,411
Federal National Mortgage Association (FNMA)	3.250%	5/1/29	19,668	19,380
Federal National Mortgage Association (FNMA)	3.468%	3/1/30	39,267	38,973
Federal National Mortgage Association (FNMA)	2.930%	6/1/30	38,485	36,790
Federal National Mortgage Association (FNMA)	2.149%	2/1/32	79,792	70,704	(c)
Federal National Mortgage Association (FNMA)	3.500%	12/1/34-5/1/52	3,903,701	3,807,923
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-6/1/52	8,872,464	8,389,036
Federal National Mortgage Association (FNMA)	2.500%	9/1/36-3/1/52	6,696,749	6,077,965
Federal National Mortgage Association (FNMA)	4.000%	10/1/40-6/1/57	1,467,236	1,470,649
Federal National Mortgage Association (FNMA)	2.000%	3/1/41-3/1/52	8,155,779	7,134,129
Federal National Mortgage Association (FNMA)	6.000%	7/1/41	34,727	37,733
Federal National Mortgage Association (FNMA)	4.500%	6/1/47-1/1/59	725,226	746,791
Federal National Mortgage Association (FNMA)	5.000%	11/1/48	110,276	113,714
Federal National Mortgage Association (FNMA)	2.000%	1/1/51-2/1/52	564,113	492,067	(d)
Federal National Mortgage Association (FNMA)	2.500%	5/1/51-7/1/61	2,373,164	2,130,181	(d)
Federal National Mortgage Association (FNMA)	2.500%	7/1/51	300,000	269,883	(g)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	3.500%	7/1/51	2,500,000	$2,404,883	(g)
Federal National Mortgage Association (FNMA)	4.000%	7/1/51-8/1/51	600,000	591,664	(g)
Federal National Mortgage Association (FNMA)	4.500%	7/1/51-9/1/51	1,600,000	1,601,889	(g)
Federal National Mortgage Association (FNMA)	5.000%	7/1/51-8/1/51	800,000	816,471	(g)
Federal National Mortgage Association (FNMA)	3.000%	11/1/51	287,661	270,396	(d)
Federal National Mortgage Association (FNMA)	4.000%	6/1/52	1,593,169	1,580,976	(d)
Federal National Mortgage Association (FNMA)	4.500%	6/1/52	599,792	604,539	(d)
Total FNMA				38,782,405
GNMA — 3.3%
Government National Mortgage Association (GNMA)	3.000%	9/15/42-10/15/42	105,295	100,794
Government National Mortgage Association (GNMA)	3.500%	5/15/50	51,860	51,368
Government National Mortgage Association (GNMA) II	4.000%	10/20/45-11/20/49	694,665	695,946
Government National Mortgage Association (GNMA) II	3.500%	1/20/46-6/20/52	904,342	891,449
Government National Mortgage Association (GNMA) II	3.000%	11/20/46-4/20/52	2,534,793	2,391,140
Government National Mortgage Association (GNMA) II	4.500%	8/20/47-4/20/49	556,376	568,445
Government National Mortgage Association (GNMA) II	3.500%	7/1/51-8/1/51	1,100,000	1,068,797	(g)
Government National Mortgage Association (GNMA) II	4.000%	7/1/51-8/1/51	1,500,000	1,493,221	(g)
Government National Mortgage Association (GNMA) II	4.500%	7/1/51-9/1/51	1,600,000	1,619,399	(g)
Government National Mortgage Association (GNMA) II	5.000%	7/1/51-9/1/51	400,000	409,219	(g)

See Notes to Financial Statements.

36	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
GNMA — continued
Government National Mortgage Association (GNMA) II	3.000%	11/20/51	666,240	$629,780	(d)
Government National Mortgage Association (GNMA) II	3.500%	2/20/52	887,369	863,886	(d)
Total GNMA				10,783,444
Total Mortgage-Backed Securities (Cost — $70,426,638)				67,649,666
Collateralized Mortgage Obligations (h) — 8.2%
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. USD LIBOR + 2.827%)	4.018%	9/15/34	410,000	380,982	(a)(c)
Angel Oak Mortgage Trust, 2022-3 A3	4.195%	1/10/67	623,003	593,718	(a)(c)
BANK, 2017-BNK5 A5	3.390%	6/15/60	640,000	616,863
BANK, 2017-BNK7 A5	3.435%	9/15/60	190,000	183,271
BANK, 2017-BNK7 XA, IO	0.854%	9/15/60	2,994,839	86,035	(c)
BCAP LLC Trust, 2015-RR6 1A2	3.500%	5/26/37	330,077	324,609	(a)(c)
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	500,000	440,929	(c)
Benchmark Mortgage Trust, 2022-B32 XA, IO	0.562%	1/15/55	4,118,951	106,495	(c)
BPR Trust, 2021-TY A (1 mo. USD LIBOR + 1.050%)	2.374%	9/15/38	170,000	162,840	(a)(c)
BRAVO Residential Funding Trust, 2021- NQM2 A1	0.970%	3/25/60	52,873	50,881	(a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-2A B1	1.205%	5/25/35	138,174	108,719	(a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A1 (1 mo. USD LIBOR + 0.250%)	1.874%	8/25/35	278,623	261,435	(a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	1.924%	8/25/35	304,019	286,004	(a)(c)
CIM Trust, 2021-R6 A1	1.425%	7/25/61	91,692	83,882	(a)(c)
Cold Storage Trust, 2020-ICE5 A (1 mo. USD LIBOR + 0.900%)	2.224%	11/15/37	589,794	575,741	(a)(c)
CSAIL Commercial Mortgage Trust, 2017-C8 C	4.439%	6/15/50	500,000	436,356	(c)
CSMC OA LLC, 2014-USA F	4.373%	9/15/37	640,000	463,270	(a)
CSMC Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.350%)	6.674%	7/15/32	714,000	635,929	(a)(c)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	299,523	278,469	(a)(c)
CSMC Trust, 2019-AFC1 A1, Step bond (2.573% to 8/25/23 then 3.573%)	2.573%	7/25/49	115,909	111,400	(a)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (h) — continued
CSMC Trust, 2019-RIO A (1 mo. USD LIBOR + 3.024%)	4.348%	12/15/22	478,925	$476,984	(a)(c)
CSMC Trust, 2021-2R 1A1 (1 mo. USD LIBOR + 1.750%)	2.870%	7/25/47	161,545	162,255	(a)(c)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	72,032	61,917	(a)(c)
CSMC Trust, 2021-NQM3 A3	1.632%	4/25/66	80,575	73,508	(a)(c)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	116,532	101,750	(a)(c)
CSMC Trust, 2021-NQM8 A1	1.841%	10/25/66	687,500	619,399	(a)(c)
CSMC Trust, 2021-RPL2 A1	2.000%	1/25/60	80,036	72,996	(a)(c)
CSMC Trust, 2021-RPL6 A1	2.000%	10/25/60	94,893	87,266	(a)(c)
DBJPM Mortgage Trust, 2016-C3 A5	2.890%	8/10/49	500,000	474,551
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	87,704	79,682	(a)(c)
Ellington Financial Mortgage Trust, 2022-1 A2	3.001%	1/25/67	120,000	99,341	(a)(c)
ELP Commercial Mortgage Trust, 2021-ELP A (1 mo. USD LIBOR + 0.701%)	2.026%	11/15/38	120,000	114,786	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K736 X1, IO	1.432%	7/25/26	1,022,730	41,752	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1517 X1, IO	1.443%	7/25/35	139,757	17,488	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	5.106%	2/15/37	1,481,319	184,751	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	72,136	10,229
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	169,746	26,681
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	89,560	14,283
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	89,169	12,570
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	190,645	27,197
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL	4.000%	4/25/52	100,000	97,771
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5230 PE	2.000%	12/25/51	300,000	250,063

See Notes to Financial Statements.

38	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (h) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5071 IH, IO	2.500%	2/25/51	549,335	$73,611
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA2 M2 (1 mo. USD LIBOR + 1.850%)	3.474%	2/25/50	126,731	125,572	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 M2 (30 Day Average SOFR + 1.800%)	2.726%	1/25/51	114,685	109,734	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA4 M1A (30 Day Average SOFR + 2.200%)	3.126%	5/25/42	611,545	604,183	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.135%	2/15/38	26,154	1,134	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HRP1 B1 (1 mo. USD LIBOR + 4.600%)	6.224%	12/25/42	670,000	641,431	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	3.226%	8/25/33	110,000	104,195	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2022-DNA1 M1B (30 Day Average SOFR + 1.850%)	2.776%	1/25/42	490,000	440,902	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1A (30 Day Average SOFR + 1.300%)	2.226%	2/25/42	237,873	232,541	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2018-C03 1M2 (1 mo. USD LIBOR + 2.150%)	3.774%	10/25/30	280,454	281,912	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2018-C05 1B1 (1 mo. USD LIBOR + 4.250%)	5.874%	1/25/31	200,000	197,513	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2020-R01 1M2 (1 mo. USD LIBOR + 2.050%)	3.674%	1/25/40	49,025	48,021	(a)(c)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (h) — continued
Federal National Mortgage Association (FNMA) — CAS, 2021-R03 1 M2 (30 Day Average SOFR + 1.650%)	2.576%	12/25/41	520,000	$464,455	(a)(c)
Federal National Mortgage Association (FNMA) ACES, 2013-M6 1AC	3.456%	2/25/43	49,617	49,138	(c)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.225%	4/25/28	93,825	92,150	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	183,533	171,905	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-55 IO, IO	0.947%	8/25/55	216,451	7,282	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	126,975	120,627
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	104,078	72,375
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	600,000	503,684
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	83,571	13,371
Federal National Mortgage Association (FNMA) REMIC, 2020-96 IN, IO	3.000%	1/25/51	775,766	131,958
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	4,649	4,614	(a)(c)
Freddie Mac Multiclass Certificates Series, 2020-RR07 BX, IO	2.608%	10/27/28	3,000,000	390,635
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	4.455%	3/20/42	391,221	54,478	(c)
Government National Mortgage Association (GNMA), 2012-43 SN, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	5.091%	4/16/42	205,024	31,865	(c)
Government National Mortgage Association (GNMA), 2013-101 IO, IO	0.215%	10/16/54	2,684,862	36,264	(c)
Government National Mortgage Association (GNMA), 2013-107 AD	2.851%	11/16/47	39,827	37,846	(c)
Government National Mortgage Association (GNMA), 2014-17 AM	3.335%	6/16/48	4,251	4,198	(c)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.391%	8/16/54	349,209	4,414	(c)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	127,630	21,960

See Notes to Financial Statements.

40	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (h) — continued
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	929,477	$187,416
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000x1mo. USD LIBOR + 6.100%)	4.591%	10/16/46	267,300	48,720	(c)
Government National Mortgage Association (GNMA), 2020-103 AD	1.450%	1/16/63	499,138	419,701
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	84,344	11,900
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	84,471	11,901
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	87,270	12,363
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	176,825	25,526
Government National Mortgage Association (GNMA), 2020-175 GI, IO	2.000%	11/20/50	339,043	39,801
Government National Mortgage Association (GNMA), 2020-H04 FP (1 mo. USD LIBOR + 0.500%)	1.303%	6/20/69	203,577	201,276	(c)
Government National Mortgage Association (GNMA), 2020-H09 FL (1 mo. USD LIBOR + 1.150%)	1.953%	5/20/70	136,219	137,021	(c)
Government National Mortgage Association (GNMA), 2020-H09 NF (1 mo. USD LIBOR + 1.250%)	2.053%	4/20/70	67,109	67,786	(c)
Government National Mortgage Association (GNMA), 2021-57 BI, IO	3.000%	3/20/51	1,546,481	229,828
Government National Mortgage Association (GNMA), 2021-96 VI, IO	2.500%	6/20/51	953,196	143,905
Government National Mortgage Association (GNMA), 2021-176 IN, IO	2.500%	10/20/51	1,152,463	154,862
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	297,734	17,466	(c)
Government National Mortgage Association (GNMA), 2022-63 LM	3.500%	10/20/50	300,000	282,818
Government National Mortgage Association (GNMA), 2022-113 Z	2.000%	9/16/61	2,200,000	1,651,251
GS Mortgage Securities Corp. II, 2018-SRP5 A (1 mo. USD LIBOR + 1.550%)	3.124%	9/15/31	491,212	435,151	(a)(c)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (h) — continued
GS Mortgage Securities Corp. II, 2018-SRP5 B (1 mo. USD LIBOR + 2.750%)	4.324%	9/15/31	491,212	$397,716	(a)(c)
GS Mortgage Securities Corp. Trust, 2021- ROSS A (1 mo. USD LIBOR + 1.150%)	2.475%	5/15/26	290,000	280,311	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	5.074%	5/15/28	114,920	106,244	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP2 A4	2.822%	8/15/49	200,000	190,132
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	75,660	71,568	(a)(c)
Legacy Mortgage Asset Trust, 2021-GS5 A1	2.250%	7/25/67	106,440	99,668	(a)
MHC Trust, 2021-MHC2 A (1 mo. USD LIBOR + 0.850%)	2.174%	5/15/23	110,000	105,766	(a)(c)
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.282%	12/12/49	13,789	6,319	(c)
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. USD LIBOR + 0.850%)	2.174%	11/15/34	272,115	265,388	(a)(c)
Morgan Stanley Capital I Trust, 2017-H1 C	4.281%	6/15/50	250,000	229,207	(c)
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.650%)	2.974%	5/15/36	289,340	279,497	(a)(c)
Morgan Stanley Resecuritization Trust, 2015-R3 9A1 (1 mo. USD LIBOR + 0.260%)	1.526%	4/26/47	3,954	3,957	(a)(c)
MTN Commercial Mortgage Trust, 2022- LPFL A, (1 mo. Term SOFR + 1.397%)	2.676%	3/15/39	240,000	236,158	(a)(c)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	406,698	394,456	(a)(c)
New Residential Mortgage Loan Trust, 2017-6A A1	4.000%	8/27/57	245,985	241,166	(a)(c)
New Residential Mortgage Loan Trust, 2018-RPL1 M2	3.500%	12/25/57	240,000	220,153	(a)(c)
New Residential Mortgage Loan Trust, 2019-RPL3 A1	2.750%	7/25/59	73,443	71,178	(a)(c)
New Residential Mortgage Loan Trust, 2021-NQM3 A1	1.156%	11/27/56	81,594	72,968	(a)(c)
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	213,584	186,096	(a)(c)
OBX Trust, 2021-NQM2 A3	1.563%	5/25/61	82,678	72,153	(a)(c)
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	118,674	103,111	(a)(c)
OBX Trust, 2022-NQM1 A2	3.001%	11/25/61	500,000	418,650	(a)(c)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	215,266	190,214	(a)(c)
PRKCM Trust, 2021-AFC2 A1	2.071%	11/25/56	441,796	378,875	(a)(c)

See Notes to Financial Statements.

42	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (h) — continued
PRKCM Trust, 2022-AFC1 A1A	4.100%	4/25/57	648,061	$634,033	(a)(c)
SFO Commercial Mortgage Trust, 2021-555 A (1 mo. USD LIBOR + 1.150%)	2.474%	5/15/38	140,000	134,039	(a)(c)
SREIT Trust, 2021-MFP2 A (1 mo. USD LIBOR + 0.822%)	2.146%	11/15/36	120,000	115,225	(a)(c)
Towd Point Mortgage Trust, 2019-HY2 A1 (1mo. USD LIBOR + 1.000%)	2.624%	5/25/58	644,957	638,228	(a)(c)
Towd Point Mortgage Trust, 2016-3 B1	4.063%	4/25/56	110,000	107,452	(a)(c)
Towd Point Mortgage Trust, 2017-4 B2	3.405%	6/25/57	250,000	214,487	(a)(c)
Towd Point Mortgage Trust, 2017-6 A1	2.750%	10/25/57	358,431	350,457	(a)(c)
Towd Point Mortgage Trust, 2017-6 M1	3.250%	10/25/57	200,000	187,243	(a)(c)
TTAN, 2021-MHC A (1 mo. USD LIBOR + 0.850%)	2.175%	3/15/38	528,651	509,606	(a)(c)
VLS Commercial Mortgage Trust, 2020-LAB B	2.453%	10/10/42	210,000	170,840	(a)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	32,011	31,136	(a)(c)
Wells Fargo Commercial Mortgage Trust, 2017-RB1 XA, IO	1.334%	3/15/50	1,892,769	82,498	(c)
Total Collateralized Mortgage Obligations (Cost — $27,912,730)				26,243,903
Senior Loans — 5.7%
Communication Services — 0.8%
Diversified Telecommunication Services — 0.3%
Delta TopCo Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.750%)	5.836%	12/1/27	499,501	453,612	(c)(i)(j)
Level 3 Financing Inc., 2027 Term Loan B (1mo. USD LIBOR + 1.750%)	3.416%	3/1/27	235,410	218,736	(c)(i)(j)
Zayo Group Holdings Inc., Initial Dollar Term Loan (1 mo. USD LIBOR + 3.000%)	4.666%	3/9/27	130,000	120,355	(c)(i)(j)
Total Diversified Telecommunication Services				792,703
Entertainment — 0.0%††
Go Daddy Operating Co. LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	3.416%	2/15/24	48,896	47,398	(c)(i)(j)
Interactive Media & Services — 0.0%††
Rackspace Technology Global Inc., Term Loan B (3 mo. USD LIBOR + 2.750%)	4.160%	2/15/28	118,700	108,536	(c)(i)(j)
Media — 0.5%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	3.420%	4/30/25	296,616	289,725	(c)(i)(j)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	43

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	3.420%	2/1/27	38,997	$37,278	(c)(i)(j)
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	4.666%	5/1/26	164,138	152,923	(c)(i)(j)
Nexstar Broadcasting Inc., Term Loan B4 (1mo. USD LIBOR + 2.500%)	4.166%	9/18/26	319,870	316,159	(c)(i)(j)
Numericable U.S. LLC, USD Term Loan B12 (3 mo. USD LIBOR + 3.688%)	4.732%	1/31/26	127,172	116,045	(c)(i)(j)
Terrier Media Buyer Inc., 2021 Refinancing Term Loan B (1 mo. USD LIBOR + 3.500%)	5.166%	12/17/26	165,033	152,525	(c)(i)(j)
Univision Communications Inc., 2021 Replacement Term Loan (1 mo. USD LIBOR + 3.250%)	4.916%	3/15/26	140,335	132,851	(c)(i)(j)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	3.824%	1/31/28	280,000	263,043	(c)(i)(j)
Ziggo Financing Partnership, Term Loan I (1mo. USD LIBOR + 2.500%)	3.824%	4/30/28	200,000	187,078	(c)(i)(j)
Total Media				1,647,627
Wireless Telecommunication Services — 0.0%††
CSC Holdings LLC, 2018 Incremental Term Loan (1 mo. USD LIBOR + 2.250%)	3.574%	1/15/26	39,591	36,943	(c)(i)(j)
CSC Holdings LLC, 2019 Term Loan (1 mo. USD LIBOR + 2.500%)	3.824%	4/15/27	39,100	36,441	(c)(i)(j)
Total Wireless Telecommunication Services				73,384
Total Communication Services				2,669,648
Consumer Discretionary — 1.0%
Auto Components — 0.1%
Clarios Global LP, First Lien Amendment No. 1 Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	4.916%	4/30/26	191,274	179,081	(c)(i)(j)
Diversified Consumer Services — 0.1%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1	3.500-3.812%	9/23/26	407,091	381,055	(c)(i)(j)
Hotels, Restaurants & Leisure — 0.7%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	3.416%	11/19/26	181,979	174,245	(c)(i)(j)
Alterra Mountain Co., 2028 Term Loan B (1mo. USD LIBOR + 3.500%)	5.166%	8/17/28	67,351	64,236	(c)(i)(j)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	4.416%	12/23/24	530,227	511,834	(c)(i)(j)

See Notes to Financial Statements.

44	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Caesars Resort Collection LLC, Term Loan B1 (1 mo. USD LIBOR + 3.500%)	5.166%	7/21/25	147,375	$142,420	(c)(i)(j)
Entain Holdings Gibraltar Ltd., Term Loan Facility B (6 mo. USD LIBOR + 2.250%)	3.743%	3/29/27	49,500	47,656	(c)(i)(j)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	3.666%	11/30/23	114,914	113,933	(c)(i)(j)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	3.374%	6/22/26	498,276	480,191	(c)(i)(j)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	4.166%	5/29/26	72,814	69,941	(c)(i)(j)
Scientific Games International Inc., Initial Term Loan B (1 mo. Term SOFR + 3.000%)	4.357%	4/13/29	200,000	190,458	(c)(i)(j)
Station Casinos LLC, Term Loan Facility B1 (1 mo. USD LIBOR + 2.250%)	3.920%	2/8/27	497,148	469,113	(c)(i)(j)(k)
Total Hotels, Restaurants & Leisure				2,264,027
Specialty Retail — 0.1%
Great Outdoors Group LLC, Term Loan B2 (1mo. USD LIBOR + 3.750%)	5.416%	3/6/28	59,103	54,065	(c)(i)(j)
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (1 mo. USD LIBOR + 2.750%)	4.416%	10/19/27	108,399	96,383	(c)(i)(j)
Petco Health and Wellness Co. Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 3.250%)	5.500%	3/3/28	88,576	83,718	(c)(i)(j)
Total Specialty Retail				234,166
Total Consumer Discretionary				3,058,329
Consumer Staples — 0.1%
Beverages — 0.1%
Triton Water Holdings Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 3.500%)	5.750%	3/31/28	168,300	149,607	(c)(i)(j)
Food & Staples Retailing — 0.0%††
Froneri U.S. Inc., Term Loan Facility B2 (1mo. USD LIBOR + 2.250%)	3.916%	1/29/27	88,200	81,401	(c)(i)(j)
US Foods Inc., 2019 Incremental Term Loan B (3 mo. USD LIBOR + 2.000%)	3.575%	9/14/26	9,403	8,887	(c)(i)(j)
Total Food & Staples Retailing				90,288
Household Products — 0.0%††
Energizer Holdings Inc., Term Loan (1 mo. USD LIBOR + 2.250%)	3.875%	12/22/27	49,375	46,999	(c)(i)(j)
Total Consumer Staples				286,894

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	45

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Pilot Travel Centers LLC, Initial Term Loan B (1 mo. Term SOFR + 2.100%)	3.134%	8/4/28	367,225	$352,811	(c)(i)(j)
Financials — 0.9%
Capital Markets — 0.1%
Allspring Buyer LLC, Term Loan (3 mo. USD LIBOR + 3.250%)	5.563%	11/1/28	84,788	81,747	(c)(i)(j)
First Eagle Holdings Inc., 2018 Refinancing Term Loan B (3 mo. USD LIBOR + 2.500%)	4.750%	2/1/27	46,868	43,889	(c)(i)(j)
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	3.666%	7/3/24	126,012	121,322	(c)(i)(j)
Total Capital Markets				246,958
Diversified Financial Services — 0.7%
Castlelake Aviation One Designated Activity Co., Initial Term Loan (3 mo. USD LIBOR + 2.750%)	4.579%	10/22/26	497,547	476,836	(c)(i)(j)(k)
Citadel Securities LP, 2021 Term Loan (1 mo. Term SOFR + 2.614%)	4.140%	2/2/28	157,554	151,967	(c)(i)(j)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (1 mo. Term SOFR + 3.750%)	5.275%	4/9/27	495,586	465,387	(c)(i)(j)
Hudson River Trading LLC, Term Loan (1 mo. Term SOFR + 3.114%)	4.640%	3/20/28	38,875	36,499	(c)(i)(j)
Jane Street Group LLC, Dollar Term Loan (1mo. USD LIBOR + 2.750%)	4.416%	1/26/28	496,413	478,542	(c)(i)(j)
Setanta Aircraft Leasing DAC, Term Loan (3mo. USD LIBOR + 2.000%)	4.250%	11/5/28	490,000	467,543	(c)(i)(j)(k)
UFC Holdings LLC, Term Loan B3 (the greater of 3 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	4/29/26	175,272	163,792	(c)(i)(j)
VFH Parent LLC, Initial Term Loan (the greater of 1 mo. Term SOFR or 0.500% + 3.000%)	3.500%	1/13/29	80,000	76,034	(c)(i)(j)
Total Diversified Financial Services				2,316,600
Insurance — 0.1%
AmWINS Group Inc., Term Loan (1 mo. USD LIBOR + 2.250%)	3.916%	2/19/28	98,500	93,357	(c)(i)(j)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	4.666%	11/3/24	115,925	109,027	(c)(i)(j)
Asurion LLC, New Term Loan B8 (1 mo. USD LIBOR + 3.250%)	4.916%	12/23/26	159,356	144,915	(c)(i)(j)

See Notes to Financial Statements.

46	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Insurance — continued
Asurion LLC, New Term Loan B9 (1 mo. USD LIBOR + 3.250%)	4.916%	7/31/27	69,125	$62,731	(c)(i)(j)
Asurion LLC, Replacement Term Loan B6 (1mo. USD LIBOR + 3.125%)	4.791%	11/3/23	21,659	20,872	(c)(i)(j)
Total Insurance				430,902
Total Financials				2,994,460
Health Care — 1.2%
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Initial Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	4.916%	10/23/28	498,750	464,072	(c)(i)(j)
Health Care Providers & Services — 0.5%
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	6.000%	2/18/27	58,741	54,500	(c)(i)(j)
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (1 mo. USD LIBOR + 2.000%)	3.666%	11/15/27	499,903	473,724	(c)(i)(j)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	5.416%	11/16/25	118,785	111,166	(c)(i)(j)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	4.916%	3/5/26	496,360	465,442	(c)(i)(j)(k)
Phoenix Guarantor Inc., Term Loan B3 (1 mo. USD LIBOR + 3.500%)	5.142%	3/5/26	138,250	130,128	(c)(i)(j)
Phoenix Newco Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.250%)	4.310%	11/15/28	79,800	75,152	(c)(i)(j)
Sterigenics-Nordion Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.750%)	4.416%	12/11/26	290,000	276,587	(c)(i)(j)
Total Health Care Providers & Services				1,586,699
Health Care Technology — 0.2%
AthenaHealth Group Inc., Delayed Draw Term Loan	—	2/15/29	91,304	84,343	(k)
AthenaHealth Group Inc., Initial Term Loan (1 mo. Term SOFR + 3.500%)	5.009%	2/15/29	538,696	497,623	(c)(i)(j)
Change Healthcare Holdings LLC, Closing Date Term Loan (1 mo. USD LIBOR + 2.500%)	4.166%	3/1/24	155,510	151,758	(c)(i)(j)
Total Health Care Technology				733,724

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	47

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Life Sciences Tools & Services — 0.1%
ICON Luxembourg Sarl, Term Loan (3 mo. USD LIBOR + 2.250%)	4.563%	7/3/28	140,259	$135,867	(c)(i)(j)
PRA Health Sciences Inc., Term Loan (3 mo. USD LIBOR + 2.250%)	4.563%	7/3/28	34,946	33,851	(c)(i)(j)
Total Life Sciences Tools & Services				169,718
Pharmaceuticals — 0.3%
Gainwell Acquisition Corp., Term Loan B (1mo. USD LIBOR + 4.000%)	6.250%	10/1/27	486,014	460,955	(c)(i)(j)
Horizon Therapeutics USA Inc., Incremental Term Loan B2 (1 mo. USD LIBOR + 1.750%)	3.375%	3/15/28	58,452	56,607	(c)(i)(j)
Jazz Financing Lux Sarl, Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	5.166%	5/5/28	487,045	465,888	(c)(i)(j)
Total Pharmaceuticals				983,450
Total Health Care				3,937,663
Industrials — 0.9%
Aerospace & Defense — 0.0%††
Avolon TLB Borrower 1 (US) LLC, Term Loan B5 (1 mo. USD LIBOR + 2.250%)	3.845%	12/1/27	59,100	56,312	(c)(i)(j)
Transdigm Inc., Refinancing Term Loan F (1mo. USD LIBOR + 2.250%)	3.916%	12/9/25	9,848	9,364	(c)(i)(j)
Total Aerospace & Defense				65,676
Airlines — 0.1%
Air Canada, Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	8/11/28	80,000	73,800	(c)(f)(i)(j)
United Airlines Inc., Term Loan B (1 mo. USD LIBOR + 3.750%)	5.392%	4/21/28	158,000	147,533	(c)(i)(j)
Total Airlines				221,333
Building Products — 0.2%
Hunter Douglas Holding BV, Term Loan B1 (3 mo. Term SOFR + 3.500%)	4.842%	2/26/29	520,000	449,558	(c)(i)(j)
Quikrete Holdings Inc., Fourth Amendment Term Loan B1 (1 mo. USD LIBOR + 3.000%)	4.666%	6/9/28	89,775	84,905	(c)(i)(j)
Total Building Products				534,463
Commercial Services & Supplies — 0.4%
Ali Group SRL, Term Loan B	—	10/13/28	500,000	479,500	(k)
Allied Universal Holdco LLC, USD Term Loan (1 mo. USD LIBOR + 3.750%)	5.416%	5/12/28	501,613	460,857	(c)(i)(j)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	4.166%	10/1/26	169,756	163,602	(c)(i)(j)

See Notes to Financial Statements.

48	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Commercial Services & Supplies — continued
Garda World Security Corp., Term Loan B2 (1 mo. USD LIBOR + 4.250%)	5.900%	10/30/26	48,095	$44,728	(c)(i)(j)
GFL Environmental Inc., 2020 Term Loan (3 mo. USD LIBOR + 3.000%)	4.239%	5/30/25	153,190	149,743	(c)(i)(j)
Verscend Holding Corp., New Term Loan B (1 mo. USD LIBOR + 4.000%)	5.666%	8/27/25	148,185	142,258	(c)(i)(j)
Total Commercial Services & Supplies				1,440,688
Construction & Engineering — 0.0%††
Brown Group Holding LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	4.166%	6/7/28	119,037	113,197	(c)(i)(j)
Electrical Equipment — 0.0%††
Brookfield WEC Holdings Inc., Refinancing Term Loan 2 (1 mo. USD LIBOR + 2.750%)	4.416%	8/1/25	48,331	45,827	(c)(i)(j)
Road & Rail — 0.2%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	4.250%	12/30/26	493,803	475,564	(c)(i)(j)(k)
XPO Logistics Inc., Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	2.870%	2/24/25	110,000	105,172	(c)(i)(j)
Total Road & Rail				580,736
Total Industrials				3,001,920
Information Technology — 0.6%
Electronic Equipment, Instruments & Components — 0.1%
II-VI Inc., Term Loan B	—	12/8/28	160,000	153,800	(k)
IT Services — 0.0%††
FleetCor Technologies Operating Co. LLC, Term Loan B4 (1 mo. USD LIBOR + 1.750%)	3.416%	4/28/28	89,101	85,926	(c)(i)(j)
Software — 0.5%
Cloudera Inc., Term Loan (1 mo. USD LIBOR + 3.750%)	5.416%	10/8/28	69,825	64,472	(c)(i)(j)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	5.666%	10/16/26	494,025	473,558	(c)(i)(j)
Magenta Buyer LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 5.000%)	6.230%	7/27/28	498,550	449,585	(c)(i)(j)
Peraton Corp., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	5.416%	2/1/28	492,038	463,394	(c)(i)(j)
RealPage Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.000%)	4.666%	4/24/28	208,425	193,227	(c)(i)(j)
Total Software				1,644,236
Total Information Technology				1,883,962

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	49

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Materials — 0.1%
Chemicals — 0.0%††
INEOS US Petrochem LLC, 2026 Dollar Term Loan B (1 mo. USD LIBOR + 2.750%)	4.416%	1/29/26	59,100		$55,942	(c)(i)(j)
Containers & Packaging — 0.1%
Berry Global Inc., Term Loan Z (1 mo. USD LIBOR + 1.750%)	3.005%	7/1/26	59,402		57,530	(c)(i)(j)
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	3.416%	2/4/27	208,263		200,737	(c)(i)(j)
Total Containers & Packaging					258,267
Total Materials					314,209
Total Senior Loans (Cost — $19,477,456)					18,499,896
Sovereign Bonds — 5.2%
Argentina — 0.1%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	37,763		8,682
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	445,677		105,707
Argentine Republic Government International Bond, Senior Notes, Step bond (1.125% to 7/9/22 then 1.500%)	1.125%	7/9/35	194,523		42,138
Argentine Republic Government International Bond, Senior Notes, Step bond (2.500% to 7/9/22 then 3.500%)	2.500%	7/9/41	380,000		102,490
Provincia de Buenos Aires, Senior Notes, Step bond (3.900% to 9/1/22 then 5.250%)	3.900%	9/1/37	173,500		51,995	(a)
Total Argentina					311,012
Brazil — 0.2%
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	200,000		187,127
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	710,000		508,843
Total Brazil					695,970
China — 1.0%
China Government Bond	3.290%	5/23/29	13,890,000	CNY	2,141,412
China Government Bond, Senior Notes	3.390%	5/21/25	1,500,000	CNH	229,321	(l)
China Government Bond, Senior Notes	3.310%	11/30/25	5,000,000	CNH	763,031	(l)
Total China					3,133,764

See Notes to Financial Statements.

50	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Colombia — 0.1%
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	400,000		$249,530
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	240,000		173,264
Total Colombia					422,794
Indonesia — 0.8%
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	290,000		234,166
Indonesia Treasury Bond	7.000%	5/15/27	13,823,000,000	IDR	953,390
Indonesia Treasury Bond	6.500%	2/15/31	16,713,000,000	IDR	1,072,504
Indonesia Treasury Bond	6.375%	4/15/32	1,447,000,000	IDR	91,426
Indonesia Treasury Bond	7.500%	6/15/35	2,348,000,000	IDR	158,714
Total Indonesia					2,510,200
Israel — 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	400,000		371,446
Kenya — 0.1%
Republic of Kenya Government International Bond, Senior Notes	6.875%	6/24/24	200,000		167,996	(l)
Mexico — 2.2%
Mexican Bonos, Bonds	10.000%	12/5/24	2,000,000	MXN	100,796
Mexican Bonos, Bonds	8.000%	11/7/47	57,490,000	MXN	2,551,690
Mexican Bonos, Senior Notes	7.750%	11/23/34	45,120,000	MXN	2,026,322
Mexican Bonos, Senior Notes	7.750%	11/13/42	41,430,000	MXN	1,802,507
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	730,000		580,187
Total Mexico					7,061,502
Nigeria — 0.0%††
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	200,000		152,904	(a)
Panama — 0.1%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	210,000		164,253
Peru — 0.0%††
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	120,000		124,657
Poland — 0.2%
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	520,000		520,803

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	51

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Russia — 0.1%
Russian Federal Bond — OFZ	7.000%	8/16/23	39,550,000	RUB	$64,718	*(m)
Russian Federal Bond — OFZ	8.150%	2/3/27	7,520,000	RUB	12,306	*(m)
Russian Federal Bond — OFZ	7.050%	1/19/28	67,452,000	RUB	110,376	*(m)
Russian Federal Bond — OFZ	6.900%	5/23/29	62,801,000	RUB	102,765	*(m)
Russian Federal Bond — OFZ	7.650%	4/10/30	43,880,000	RUB	71,804	*(m)
Russian Federal Bond — OFZ	7.700%	3/16/39	37,190,000	RUB	60,856	*(m)
Total Russia					422,825
United Arab Emirates — 0.2%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	760,000		760,334	(a)
Total Sovereign Bonds (Cost — $22,466,445)					16,820,460

			Face Amount†/ Units
Asset-Backed Securities — 2.2%
ACRES Commercial Realty Ltd., 2021-FL1 A (1 mo. USD LIBOR + 1.200%)	2.723%	6/15/36	340,000		330,070	(a)(c)
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2I	4.194%	6/5/49	396,000		385,548	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	290,000		259,836	(a)
First Franklin Mortgage Loan Trust, 2006- FF15 A2 (1 mo. USD LIBOR + 0.120%)	1.744%	11/25/36	148,730		138,387	(c)
First Franklin Mortgage Loan Trust, 2006- FF15 A5 (1 mo. USD LIBOR + 0.160%)	1.784%	11/25/36	166,097		163,597	(c)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	280,000		278,444
Hardee’s Funding LLC, 2021-1A A2	2.865%	6/20/51	227,700		195,632	(a)
Hertz Vehicle Financing III LP, 2021-2A A	1.680%	12/27/27	180,000		159,061	(a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	320,000		280,800	(a)
InStar Leasing III LLC, 2021-1A A	2.300%	2/15/54	102,422		90,434	(a)
Jack in the Box Funding LLC, 2019-1A A23	4.970%	8/25/49	128,375		119,547	(a)
JPMorgan Mortgage Acquisition Corp., 2005-OPT2 M4 (1 mo. USD LIBOR + 0.930%)	2.554%	12/25/35	110,000		108,250	(c)
Mercury Financial Credit Card Master Trust, 2022-1A B	3.200%	9/21/26	160,000		142,465	(a)
MF1 Ltd., 2022-FL8 A (30 Day Average SOFR + 1.350%)	2.142%	2/19/37	500,000		484,375	(a)(c)

See Notes to Financial Statements.

52	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Navient Private Education Refi Loan Trust, 2019-A A2B (1 mo. USD LIBOR + 0.900%)	2.224%	1/15/43	155,273	$153,595	(a)(c)
Navient Student Loan Trust, 2016-3A A3 (1mo. USD LIBOR + 1.350%)	2.974%	6/25/65	306,788	305,578	(a)(c)
Oak Street Investment Grade Net Lease Fund Series, 2020-1A A1	1.850%	11/20/50	213,925	196,001	(a)
SBA Small Business Investment Cos., 2018- 10B 1	3.548%	9/10/28	103,438	101,910
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. USD LIBOR + 0.290%)	2.119%	6/15/39	352,291	333,374	(c)
SLM Student Loan Trust, 2003-10A A4 (3mo. USD LIBOR + 0.670%)	2.499%	12/17/68	116,697	113,123	(a)(c)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	1,092	508,435	(a)
SMB Private Education Loan Trust, 2020-A A2A	2.230%	9/15/37	171,341	163,663	(a)
SMB Private Education Loan Trust, 2021-A A2A1 (1 mo. USD LIBOR + 0.730%)	2.054%	1/15/53	289,352	281,476	(a)(c)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	448,994	410,752	(a)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	190,000	173,211	(a)
SMB Private Education Loan Trust, 2021-C B	2.300%	1/15/53	170,000	151,628	(a)
SMB Private Education Loan Trust, 2021-E A1A	1.680%	2/15/51	173,457	161,715	(a)
SoFi Professional Loan Program LLC, 2017-A B	3.440%	3/26/40	140,000	136,732	(a)(c)
Structured Asset Investment Loan Trust, 2004-7 A8 (1 mo. USD LIBOR + 1.200%)	2.824%	8/25/34	116,895	113,223	(c)
Structured Asset Investment Loan Trust, 2005-HE1 M2 (1 mo. USD LIBOR + 0.720%)	2.344%	7/25/35	185,588	179,287	(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-WF1 A1 (1 mo. USD LIBOR + 0.420%)	2.044%	2/25/37	282,418	266,546	(c)
TRP - TRIP Rail Master Funding LLC, 2021-2 A	2.150%	6/19/51	106,460	95,553	(a)
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	75,444	69,680
Wendy’s Funding LLC, 2021-1A A2I	2.370%	6/15/51	108,900	92,703	(a)
Total Asset-Backed Securities (Cost — $8,480,434)				7,144,631

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	53

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus VIT Portfolio

(Percentages shown based on Portfolio net assets)

Security	Expiration Date	Contracts	Notional Amount†	Value
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
U.S. Treasury 5-Year Notes Futures, Call @ $112.25	7/22/22	32	32,000	$20,500
U.S. Treasury 5-Year Notes Futures, Put @ $110.25	7/22/22	25	25,000	2,539
U.S. Treasury 5-Year Notes Futures, Put @ $110.75	7/22/22	9	9,000	1,477
U.S. Treasury 10-Year Notes Futures, Call @ $117.00	7/22/22	23	23,000	44,203
U.S. Treasury 10-Year Notes Futures, Put @ $116.50	7/22/22	50	50,000	14,062
U.S. Treasury Long-Term Bonds Futures, Call @ $136.00	7/22/22	12	12,000	41,438
U.S. Treasury Long-Term Bonds Futures, Call @ $138.50	7/22/22	12	12,000	22,875
Total Purchased Options (Cost — $144,500)				147,094

			Shares
Common Stocks — 0.0%††
Energy — 0.0%††
Energy Equipment & Services — 0.0%††
KCAD Holdings I Ltd. (Cost — $883,931)			108,106,087	0	*(e)(f)(n)
Total Investments before Short-Term Investments (Cost — $356,374,693)				323,941,872

	Rate
Short-Term Investments — 3.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $9,925,486)	1.316%		9,925,486	9,925,486	(o)
Total Investments — 103.7% (Cost — $366,300,179)				333,867,358
Liabilities in Excess of Other Assets — (3.7)%				(12,041,541)
Total Net Assets — 100.0%				$321,825,817

See Notes to Financial Statements.

54	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2022, the Portfolio held TBA securities with a total cost of $10,451,902.

(h)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	All or a portion of this loan is unfunded as of June 30, 2022. The interest rate for fully unfunded term loans is to be determined.

(l)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(m)	The coupon payment on this security is currently in default as of June 30, 2022.

(n)	Value is less than $1.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At June 30, 2022, the total market value of investments in Affiliated Companies was $9,925,486 and the cost was $9,925,486 (Note 8).

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	55

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus VIT Portfolio

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities

CAS	— Connecticut Avenue Securities

CDO	— Collateralized Debt Obligation

CNH	— Chinese Offshore Yuan

CNY	— Chinese Yuan Renminbi

ICE	— Intercontinental Exchange

IDR	— Indonesian Rupiah

IO	— Interest Only

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

PAC	— Planned Amortization Class

REMIC	— Real Estate Mortgage Investment Conduit

RUB	— Russian Ruble

SOFR	— Secured Overnight Financing Rate

STRIPS	— Separate Trading of Registered Interest and Principal Securities

USD	— United States Dollar

Schedule of Written Options
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
90-Day Eurodollar Futures, Call	12/19/22	$96.50	64	$160,000	$(46,000)
90-Day Eurodollar Futures, Call	12/19/22	97.00	248	620,000	(85,250)
U.S. Treasury 5-Year Notes Futures, Call	7/22/22	111.50	35	35,000	(38,008)
U.S. Treasury 5-Year Notes Futures, Call	7/22/22	112.00	105	105,000	(81,211)
U.S. Treasury 5-Year Notes Futures, Put	7/22/22	109.00	50	50,000	(1,563)
U.S. Treasury 5-Year Notes Futures, Put	7/22/22	109.75	58	58,000	(3,625)
U.S. Treasury 10-Year Notes Futures, Call	7/22/22	117.50	8	8,000	(12,500)
U.S. Treasury 10-Year Notes Futures, Call	7/22/22	118.00	46	46,000	(56,781)
U.S. Treasury 10-Year Notes Futures, Call	7/22/22	118.50	50	50,000	(47,656)
U.S. Treasury 10-Year Notes Futures, Call	7/22/22	119.00	17	17,000	(12,219)
U.S. Treasury 10-Year Notes Futures, Call	7/22/22	120.00	38	38,000	(14,844)
U.S. Treasury 10-Year Notes Futures, Call	8/26/22	120.50	34	34,000	(25,500)
U.S. Treasury 10-Year Notes Futures, Put	7/22/22	115.00	40	40,000	(4,375)
U.S. Treasury 10-Year Notes Futures, Put	7/22/22	116.00	68	68,000	(13,812)
U.S. Treasury 10-Year Notes Futures, Put	7/22/22	117.00	38	38,000	(14,844)

See Notes to Financial Statements.

56	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Schedule of Written Options (cont’d)
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury Long-Term Bonds Futures, Put	7/1/22	$133.00	4	$4,000	$0	(a)
U.S. Treasury Long-Term Bonds Futures, Put	7/22/22	133.00	12	12,000	(3,562)
Total Exchange-Traded Written Options (Premiums received — $524,033)					$(461,750)

(a)	Value is less than $1.

At June 30, 2022, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month EURIBOR	50	12/22	$13,006,393	$12,950,042	$(56,351)
3-Month SOFR	64	6/23	15,448,059	15,492,000	43,941
90-Day Eurodollar	426	12/22	103,681,493	102,570,150	(1,111,343)
90-Day Eurodollar	69	6/23	16,642,166	16,657,463	15,297
90-Day Eurodollar	15	9/23	3,682,095	3,628,313	(53,782)
90-Day Eurodollar	66	12/23	15,973,951	15,989,325	15,374
Australian 10-Year Bonds	31	9/22	2,562,437	2,544,084	(18,353)
Euro-Bobl	13	9/22	1,712,199	1,691,884	(20,315)
Euro-OAT	24	9/22	3,589,678	3,484,140	(105,538)
Mexican Peso	2	9/22	50,060	48,960	(1,100)
U.S. Treasury 2-Year Notes	254	9/22	53,510,758	53,343,969	(166,789)
U.S. Treasury 5-Year Notes	262	9/22	29,101,085	29,409,500	308,415
U.S. Treasury Ultra Long- Term Bonds	168	9/22	26,306,239	25,929,750	(376,489)
					(1,527,033)
Contracts to Sell:
3-Month SOFR	62	9/22	15,026,787	15,041,975	(15,188)
Euro-Bund	1	9/22	162,221	155,914	6,307
Euro-Buxl	8	9/22	1,495,792	1,371,222	124,570
U.S. Treasury 10-Year Notes	213	9/22	25,093,845	25,247,156	(153,311)
U.S. Treasury Long-Term Bonds	23	9/22	3,166,322	3,188,375	(22,053)
U.S. Treasury Ultra 10-Year Notes	88	9/22	11,278,746	11,209,000	69,746
					10,071
Net unrealized depreciation on open futures contracts					$(1,516,962)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	57

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus VIT Portfolio

Abbreviation(s) used in this table:

EURIBOR	— Euro Interbank Offered Rate

OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)

SOFR	— Secured Overnight Financing Rate

At June 30, 2022, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	2,527,208	USD	534,068	BNP Paribas SA	7/19/22	$(53,982)
AUD	1,671,890	USD	1,160,068	Citibank N.A.	7/19/22	(5,904)
AUD	3,302,361	USD	2,470,281	Citibank N.A.	7/19/22	(190,546)
CAD	3,580,000	USD	2,861,322	Citibank N.A.	7/19/22	(80,093)
CAD	4,248,632	USD	3,261,047	Citibank N.A.	7/19/22	39,628
CAD	5,743,028	USD	4,597,365	Citibank N.A.	7/19/22	(135,724)
CNY	2,566,130	USD	400,701	Citibank N.A.	7/19/22	(17,381)
EUR	125,000	USD	130,647	Citibank N.A.	7/19/22	509
IDR	2,831,504,564	USD	193,673	Citibank N.A.	7/19/22	(3,651)
IDR	6,378,804,886	USD	443,496	Citibank N.A.	7/19/22	(15,414)
MXN	500,000	USD	24,941	Citibank N.A.	7/19/22	(163)
MXN	799,959	USD	39,749	Citibank N.A.	7/19/22	(105)
NOK	5,015,767	EUR	488,352	Citibank N.A.	7/19/22	(3,002)
NOK	5,420,058	EUR	569,000	Citibank N.A.	7/19/22	(46,563)
USD	105,129	AUD	150,000	Citibank N.A.	7/19/22	1,579
USD	113,061	AUD	160,000	Citibank N.A.	7/19/22	2,607
USD	236,908	CNY	1,520,000	Citibank N.A.	7/19/22	9,855
USD	414,718	CNY	2,660,000	Citibank N.A.	7/19/22	17,376
USD	125,606	EUR	120,000	Citibank N.A.	7/19/22	(304)
USD	554,329	MXN	11,450,000	Citibank N.A.	7/19/22	(13,098)
GBP	474,233	USD	583,455	Goldman Sachs Group Inc.	7/19/22	(5,994)
GBP	1,003,230	USD	1,310,710	Goldman Sachs Group Inc.	7/19/22	(89,104)
JPY	131,177,482	USD	1,008,851	Goldman Sachs Group Inc.	7/19/22	(40,960)
JPY	287,628,821	USD	2,327,471	Goldman Sachs Group Inc.	7/19/22	(205,205)
USD	88,748	EUR	85,000	Goldman Sachs Group Inc.	7/19/22	(437)
INR	12,558,661	USD	161,277	JPMorgan Chase & Co.	7/19/22	(2,480)
INR	27,646,086	USD	359,914	JPMorgan Chase & Co.	7/19/22	(10,345)
USD	1,811,780	CNH	12,280,786	JPMorgan Chase & Co.	7/19/22	(22,803)
USD	4,098,365	CNH	26,218,062	JPMorgan Chase & Co.	7/19/22	181,743
USD	89,823	CNY	575,328	JPMorgan Chase & Co.	7/19/22	3,883
USD	294,967	CNY	1,890,000	JPMorgan Chase & Co.	7/19/22	12,645
MXN	9,885,706	USD	478,229	Morgan Stanley & Co. Inc.	7/19/22	11,677
NOK	4,921,670	EUR	518,000	Morgan Stanley & Co. Inc.	7/19/22	(43,667)

See Notes to Financial Statements.

58	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	493,059	BRL	2,527,208	Morgan Stanley & Co. Inc.	7/19/22	$12,973
USD	159,717	EUR	145,823	Morgan Stanley & Co. Inc.	7/19/22	6,713
USD	576,641	MXN	11,922,000	Morgan Stanley & Co. Inc.	7/19/22	(14,177)
ZAR	2,632,249	USD	161,742	Morgan Stanley & Co. Inc.	7/19/22	(259)
ZAR	5,615,137	USD	379,388	Morgan Stanley & Co. Inc.	7/19/22	(34,911)
Total						$(735,084)

Abbreviation(s) used in this table:

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

CNH	— Chinese Offshore Yuan

CNY	— Chinese Yuan Renminbi

EUR	— Euro

GBP	— British Pound

IDR	— Indonesian Rupiah

INR	— Indian Rupee

JPY	— Japanese Yen

MXN	— Mexican Peso

NOK	— Norwegian Krone

USD	— United States Dollar

ZAR	— South African Rand

At June 30, 2022, the Portfolio had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*	Termination Date	Payments Made by the Portfolio†	Payments Received by the Portfolio†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3,110,000	11/18/23	3.970%**	CPURNSA**	$(11,505)	$105,071
2,490,000	5/4/24	3-Month LIBOR quarterly	1.300% semi-annually	—	(85,621)
20,340,000	6/4/24	3-Month LIBOR quarterly	0.820% semi-annually	—	(470,684)
2,220,000	10/20/26	2.950%**	CPURNSA**	(1,167)	83,653
3,110,000	11/18/26	CPURNSA**	3.370%**	29,185	(76,105)
3,530,000	11/20/26	1.520% annually	Daily SOFR Compound annually	(6,060)	115,630
2,525,000	3/4/27	Daily SOFR Compound annually	1.550% annually	(3,663)	(128,234)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	59

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus VIT Portfolio

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
Notional Amount*	Termination Date	Payments Made by the Portfolio†	Payments Received by the Portfolio†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
5,805,000	5/15/27	0.710% annually	Daily SOFR Compound annually	$20,982	$520,906
3,778,000	2/15/28	1.350% semi-annually	3-Month LIBOR quarterly	(10,947)	337,905
5,758,000	8/15/28	1.130% annually	Daily SOFR Compound annually	40,236	484,488
6,856,000	8/15/28	1.220% annually	Daily SOFR Compound annually	380,519	209,517
2,566,000	2/15/29	2.850% annually	Daily SOFR Compound annually	(9,643)	(7,156)
28,260,000MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	8,564	(117,508)
47,980,000MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	17,648	(203,965)
2,220,000	10/20/31	CPURNSA**	2.770%**	1,784	(59,576)
2,220,000	10/20/31	1.733% annually	Daily SOFR Compound annually	8,731	86,518
1,272,000	3/18/32	2.000% annually	Daily SOFR Compound annually	10,311	73,376
2,140,000	7/20/45	0.560% annually	Daily SOFR annually	15,715	782,917
820,000	8/19/45	0.740% annually	Daily SOFR annually	—	281,182
1,596,000	2/15/47	1.630% semi-annually	3-Month LIBOR quarterly	13,455	374,196
1,072,000	2/15/47	1.520% annually	Daily SOFR Compound annually	(16,510)	246,019
1,120,000	2/15/47	1.729% annually	Daily SOFR Compound annually	16,080	182,108

See Notes to Financial Statements.

60	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
Notional Amount*	Termination Date	Payments Made by the Portfolio†	Payments Received by the Portfolio†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1,800,000	5/15/47	1.630% annually	Daily SOFR Compound annually	$79,429	$271,403
113,000	8/15/47	1.650% annually	Daily SOFR Compound annually	11,362	10,295
3,694,000	8/15/47	2.650% annually	Daily SOFR Compound annually	(17,828)	58,953
1,060,000	4/21/52	2.500% annually	Daily SOFR Compound annually	1,806	23,186
Total				$578,484	$3,098,474

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Portfolio†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.38 Index	$3,514,500	6/20/27	5.000% quarterly	$(105,850)	$171,280	$(277,130)
Markit CDX.NA.IG.38 Index	64,082,000	6/20/27	1.000% quarterly	(29,606)	654,444	(684,050)
Total	$67,596,500			$(135,456)	$825,724	$(961,180)

[1]

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	61

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus VIT Portfolio

Abbreviation(s) used in this table:

CPURNSA	— U.S. CPI Urban Consumers NSA Index

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

SOFR	— Secured Overnight Financing Rate

TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

See Notes to Financial Statements.

62	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2022

Assets:
Investments in unaffiliated securities, at value (Cost — $356,374,693)	$323,941,872
Investments in affiliated securities, at value (Cost — $9,925,486)	9,925,486
Foreign currency, at value (Cost — $1,391,242)	1,350,037
Cash	1,016,038
Receivable for securities sold	19,300,735
Deposits with brokers for centrally cleared swap contracts	3,080,105
Deposits with brokers for open futures contracts and exchange-traded options	2,203,445
Interest receivable	2,012,995
Receivable from brokers — net variation margin on open futures contracts	636,846
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost — $512,126)	510,696
Deposits with brokers for TBA securities	330,000
Unrealized appreciation on forward foreign currency contracts	301,188
Receivable for Portfolio shares sold	233,090
Principal paydown receivable	12,417
Deposits with brokers for OTC derivatives	10,000
Dividends receivable from affiliated investments	8,841
Prepaid expenses	174
Total Assets	364,873,965

Liabilities:
Payable for securities purchased	40,281,518
Unrealized depreciation on forward foreign currency contracts	1,036,272
Payable for Portfolio shares repurchased	631,837
Written options, at value (premiums received — $524,033)	461,750
Payable to brokers — net variation margin on centrally cleared swap contracts	395,214
Investment management fee payable	119,392
Service and/or distribution fees payable	26,575
Accrued foreign capital gains tax	3,212
Trustees’ fees payable	656
Accrued expenses	91,722
Total Liabilities	43,048,148
Total Net Assets	$321,825,817

Net Assets:
Par value (Note 7)	$634
Paid-in capital in excess of par value	368,028,933
Total distributable earnings (loss)	(46,203,750)
Total Net Assets	$321,825,817

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	63

Statement of assets and liabilities (unaudited) (cont’d)

June 30, 2022

Net Assets:
Class I	$194,095,500
Class II	$127,730,317

Shares Outstanding:
Class I	38,254,778
Class II	25,185,375

Net Asset Value:
Class I	$5.07
Class II	$5.07

See Notes to Financial Statements.

64	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2022

Investment Income:
Interest	$3,950,695
Dividends from affiliated investments	24,842
Less: Foreign taxes withheld	(11,194)
Total Investment Income	3,964,343

Expenses:
Investment management fee (Note 2)	596,422
Service and/or distribution fees (Notes 2 and 5)	173,473
Fund accounting fees	37,376
Audit and tax fees	28,749
Shareholder reports	9,893
Legal fees	5,664
Custody fees	3,740
Trustees’ fees	2,384
Commitment fees (Note 9)	897
Transfer agent fees (Note 5)	576
Insurance	257
Interest expense	216
Miscellaneous expenses	3,543
Total Expenses	863,190
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(3,111)
Net Expenses	860,079
Net Investment Income	3,104,264

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(4,778,943)
Futures contracts	(6,105,520)
Written options	848,882
Swap contracts	496,055
Forward foreign currency contracts	(506,112)
Foreign currency transactions	(29,724)
Net Realized Loss	(10,075,362)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(32,489,959)	‡
Futures contracts	(1,359,413)
Written options	33,104
Swap contracts	1,513,864

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	65

Statement of operations (unaudited) (cont’d)

For the Six Months Ended June 30, 2022

Forward foreign currency contracts	(551,136)
Foreign currencies	(48,476)
Change in Net Unrealized Appreciation (Depreciation)	(32,902,016)
Net Loss on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(42,977,378)
Decrease in Net Assets From Operations	$(39,873,114)

‡	Net of change in accrued foreign capital gains tax of $3,212.

See Notes to Financial Statements.

66	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2022 (unaudited) and the Year Ended December 31, 2021	2022	2021

Operations:
Net investment income	$3,104,264	$4,761,712
Net realized gain (loss)	(10,075,362)	1,260,883
Change in net unrealized appreciation (depreciation)	(32,902,016)	(10,864,965)
Decrease in Net Assets From Operations	(39,873,114)	(4,842,370)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	—	(6,100,023)
Decrease in Net Assets From Distributions to Shareholders	—	(6,100,023)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	130,030,796	67,446,354
Reinvestment of distributions	—	6,100,023
Cost of shares repurchased	(22,511,425)	(31,615,303)
Increase in Net Assets From Portfolio Share Transactions	107,519,371	41,931,074
Increase in Net Assets	67,646,257	30,988,681

Net Assets:
Beginning of period	254,179,560	223,190,879
End of period	$321,825,817	$254,179,560

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	67

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$5.95	$6.23	$5.82	$5.43	$5.77	$5.70

Income (loss) from operations:
Net investment income	0.07	0.13	0.16	0.20	0.19	0.17
Net realized and unrealized gain (loss)	(0.95)	(0.25)	0.38	0.46	(0.32)	0.16
Total income (loss) from operations	(0.88)	(0.12)	0.54	0.66	(0.13)	0.33

Less distributions from:
Net investment income	—	(0.16)	(0.12)	(0.27)	(0.21)	(0.26)
Return of capital	—	—	(0.01)	—	—	—
Total distributions	—	(0.16)	(0.13)	(0.27)	(0.21)	(0.26)

Net asset value, end of period	$5.07	$5.95	$6.23	$5.82	$5.43	$5.77
Total return[3]	(14.79)%	(1.97)%	9.31%	12.17%	(2.23)%	5.75%

Net assets, end of period (000s)	$194,096	$99,849	$92,357	$72,787	$66,580	$70,884

Ratios to average net assets:
Gross expenses	0.52%[4]	0.53%	0.59%	0.56%	0.57%	0.57%
Net expenses[5,6]	0.52 [4]	0.53	0.54	0.54	0.54	0.54
Net investment income	2.52 [4]	2.17	2.73	3.43	3.47	2.89

Portfolio turnover rate[7]	25%	54%	80%	133%	101%	151%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns or periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.54%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 27% for the six months ended June 30, 2022 and 78%, 113%, 198%, 226% and 346% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

68	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	5.95	$6.23	$5.83	$5.43	$5.78	$5.69

Income (loss) from operations:
Net investment income	0.06	0.12	0.15	0.19	0.18	0.15
Net realized and unrealized gain (loss)	(0.94)	(0.26)	0.37	0.46	(0.33)	0.17
Total income (loss) from operations	(0.88)	(0.14)	0.52	0.65	(0.15)	0.32

Less distributions from:
Net investment income	—	(0.14)	(0.11)	(0.25)	(0.20)	(0.23)
Return of capital	—	—	(0.01)	—	—	—
Total distributions	—	(0.14)	(0.12)	(0.25)	(0.20)	(0.23)

Net asset value, end of period	$5.07	$5.95	$6.23	$5.83	$5.43	$5.78
Total return[3]	(14.79)%	(2.19)%	9.05%	11.82%	(2.64)%	5.69%

Net assets, end of period (millions)	$128	$154	$131	$121	$147	$139

Ratios to average net assets:
Gross expenses	0.77%[4]	0.78%	0.83%	0.80%	0.82%	0.78%
Net expenses[5,6]	0.77 [4]	0.78	0.79	0.79	0.79	0.75
Net investment income	2.18 [4]	1.92	2.50	3.21	3.23	2.53

Portfolio turnover rate[7]	25%	54%	80%	133%	101%	151%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns or periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class II shares did not exceed 0.79%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 27% for the six months ended June 30, 2022 and 78%, 113%, 198%, 226% and 346% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	69

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus VIT Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

70	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	71

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$34,988,801	$87,241		$35,076,042
Other Corporate Bonds & Notes	—	76,865,915	—		76,865,915
U.S. Government & Agency Obligations	—	75,494,265	—		75,494,265
Mortgage-Backed Securities	—	67,649,666	—		67,649,666
Collateralized Mortgage Obligations	—	26,243,903	—		26,243,903
Senior Loans:
Industrials	—	2,928,120	73,800		3,001,920
Other Senior Loans	—	15,497,976	—		15,497,976
Sovereign Bonds	—	16,820,460	—		16,820,460
Asset-Backed Securities	—	7,144,631	—		7,144,631
Purchased Options	$147,094	—	—		147,094
Common Stocks	—	—	0	*	0	*
Total Long-Term Investments	147,094	323,633,737	161,041		323,941,872
Short-Term Investments†	9,925,486	—	—		9,925,486
Total Investments	$10,072,580	$323,633,737	$161,041		$333,867,358

72	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$583,650	—	—	$583,650
Forward Foreign Currency Contracts††	—	$301,188	—	301,188
Centrally Cleared Interest Rate Swaps††	—	4,247,323	—	4,247,323
Total Other Financial
Instruments	$583,650	$4,548,511	—	$5,132,161
Total	$10,656,230	$328,182,248	$161,041	$338,999,519

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$461,750	—	—	$461,750
Futures Contracts††	2,100,612	—	—	2,100,612
Forward Foreign Currency Contracts††	—	$1,036,272	—	1,036,272
Centrally Cleared Interest Rate Swaps††	—	1,148,849	—	1,148,849
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	961,180	—	961,180
Total	$2,562,362	$3,146,301	—	$5,708,663

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Purchased options. When the Portfolio purchases an option, an amount equal to the premium paid by the Portfolio is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Portfolio realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	73

Notes to financial statements (unaudited) (cont’d)

Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.

The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Portfolio. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

(e) Futures contracts. The Portfolio uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Portfolio is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the

74	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Portfolio recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Forward foreign currency contracts. The Portfolio enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Swap agreements. The Portfolio invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Portfolio has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Portfolio is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Portfolio is required to deposit initial margin with the broker in the form of cash or securities.

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	75

Notes to financial statements (unaudited) (cont’d)

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Portfolio’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are recognized as a realized gain or loss in the Statement of Operations.

The Portfolio’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2022, the total notional value of all credit default swaps to sell protection was $67,596,500. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Portfolio bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended June 30, 2022, see Note 4.

Credit default swaps

The Portfolio enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Portfolio may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Portfolio has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the

76	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

Portfolio generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Portfolio could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

The Portfolio’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty). As the protection seller, the Portfolio’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	77

Notes to financial statements (unaudited) (cont’d)

Interest rate swaps

The Portfolio enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Portfolio may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Portfolio records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

(h) Swaptions. The Portfolio may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Portfolio may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Portfolio represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Portfolio represent an option that gives the Portfolio the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Portfolio writes a swaption, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Portfolio realizes a gain equal to the amount of the premium received.

When the Portfolio purchases a swaption, an amount equal to the premium paid by the Portfolio is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Portfolio realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

78	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

(i) Loan participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(j) Unfunded loan commitments. The Portfolio may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At June 30, 2022, the Portfolio had sufficient cash and/or securities to cover these commitments.

(k) Stripped securities. The Portfolio may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Portfolio may not fully recoup its initial investment in IO’s.

(l) Securities traded on a when-issued and delayed delivery basis. The Portfolio may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	79

Notes to financial statements (unaudited) (cont’d)

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(m) Securities traded on a to-be-announced basis. The Portfolio may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(n) Mortgage dollar rolls. The Portfolio may enter into mortgage dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Portfolio executes its mortgage dollar rolls entirely in the TBA market, whereby the Portfolio makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Portfolio accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.

(o) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

80	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

(p) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Portfolio does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(q) Credit and market risk. The Portfolio invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages,

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	81

Notes to financial statements (unaudited) (cont’d)

collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(r) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(s) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Portfolio may invest in certain securities or engage in other transactions where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Portfolio has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Portfolio’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

82	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2022, the Portfolio held forward foreign currency contracts with credit related contingent features which had a liability position of $1,036,272. If a contingent feature in the master agreements would have been triggered, the Portfolio would have been required to pay this amount to its derivatives counterparties. As of June 30, 2022, the Portfolio had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $10,000 which could be used to reduce the required payment.

(t) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(u) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	83

Notes to financial statements (unaudited) (cont’d)

(v) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(w) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(x) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2021, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. As of June 30, 2022, there were $3,212 of capital gains tax liabilities accrued on unrealized gains.

(y) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited in London (“Western Asset London”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”) and Western Asset Management Company Ltd in Japan (“Western Asset Japan”) are the Portfolio’s subadvisers. LMPFA, Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

84	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $500 million	0.450%
Next $500 million	0.425
Over $1 billion	0.400

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Portfolio. Western Asset London, Western Asset Singapore and Western Asset Japan provide certain subadvisory services related to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Portfolio. In turn, Western Asset pays Western Asset London, Western Asset Singapore and Western Asset Japan monthly a subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.

As a result of expense limitation arrangements between the Portfolio and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class II shares did not exceed 0.54% and 0.79%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended June 30, 2022, fees waived and/or expenses reimbursed amounted to $3,111, all of which was an affiliated money market fund waiver.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	85

Notes to financial statements (unaudited) (cont’d)

Pursuant to these arrangements, at June 30, 2022, the Portfolio had no remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA. For the six months ended June 30, 2022, LMPFA did not recapture any fees.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Portfolio’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$66,781,702	$116,488,913
Sales	17,023,476	56,142,978

At June 30, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$366,300,179	$534,164	$(32,966,985)	$(32,432,821)
Written options	(524,033)	195,871	(133,588)	62,283
Futures contracts	—	583,650	(2,100,612)	(1,516,962)
Forward foreign currency contracts	—	301,188	(1,036,272)	(735,084)
Swap contracts	1,404,208	4,247,323	(2,110,029)	2,137,294

86	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2022.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Purchased options[2]	$147,094	—	$147,094
Futures contracts[3]	583,650	—	583,650
Forward foreign currency contracts	—	$301,188	301,188
Centrally cleared swap contracts[4]	4,247,323	—	4,247,323
Total	$4,978,067	$301,188	$5,279,255

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$461,750	—	—	$461,750
Futures contracts[3]	2,099,512	$1,100	—	2,100,612
Forward foreign currency contracts	—	1,036,272	—	1,036,272
Centrally cleared swap contracts[4]	1,148,849	—	$961,180	2,110,029
Total	$3,710,111	$1,037,372	$961,180	$5,708,663

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	87

Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the six months ended June 30, 2022. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(831,621)	—	—	$(831,621)
Futures contracts	(6,104,901)	$(619)	—	(6,105,520)
Written options	848,882	—	—	848,882
Swap contracts	609,164	—	$(113,109)	496,055
Forward foreign currency contracts	—	(506,112)	—	(506,112)
Total	$(5,478,476)	$(506,731)	$(113,109)	$(6,098,316)

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$8,825	—	—	$8,825
Futures contracts	(1,354,885)	$(4,528)	—	(1,359,413)
Written options	33,104	—	—	33,104
Swap contracts	2,530,909	—	$(1,017,045)	1,513,864
Forward foreign currency contracts	—	(551,136)	—	(551,136)
Total	$1,217,953	$(555,664)	$(1,017,045)	$(354,756)

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

During the six months ended June 30, 2022, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Purchased options	$84,936
Written options	197,923
Futures contracts (to buy)	255,789,444
Futures contracts (to sell)	54,867,900
Forward foreign currency contracts (to buy)	20,089,809
Forward foreign currency contracts (to sell)	9,681,931

88	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

Average Notional Balance
Interest rate swap contracts	$86,879,156
Credit default swap contracts (sell protection)	46,528,214

The following table presents the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Portfolio as of June 30, 2022.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
BNP Paribas SA	—	$(53,982)	$(53,982)	$10,000	$(43,982)
Citibank N.A.	$71,554	(511,948)	(440,394)	—	(440,394)
Goldman Sachs Group Inc.	—	(341,700)	(341,700)	—	(341,700)
JPMorgan Chase & Co.	198,271	(35,628)	162,643	—	162,643
Morgan Stanley & Co. Inc.	31,363	(93,014)	(61,651)	—	(61,651)
Total	$301,188	$(1,036,272)	$(735,084)	$10,000	$(725,084)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Portfolio has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Portfolio pays service and/or distribution fees with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2022, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class I	—	$367
Class II	$173,473	209
Total	$173,473	$576

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	89

Notes to financial statements (unaudited) (cont’d)

For the six months ended June 30, 2022, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class I	$1,776
Class II	1,335
Total	$3,111

6. Distributions to shareholders by class

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
Net Investment Income:
Class I	—	$2,590,788
Class II	—	3,509,235
Total	—	$6,100,023

7. Shares of beneficial interest

At June 30, 2022, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount

Class I
Shares sold	22,960,275	$119,393,794	3,980,701	$24,314,152
Shares issued on reinvestment	—	—	436,160	2,590,788
Shares repurchased	(1,495,135)	(8,018,203)	(2,459,796)	(14,949,771)
Net increase	21,465,140	$111,375,591	1,957,065	$11,955,169

Class II
Shares sold	1,946,756	$10,637,002	7,087,018	$43,132,202
Shares issued on reinvestment	—	—	590,780	3,509,235
Shares repurchased	(2,687,821)	(14,493,222)	(2,740,743)	(16,665,532)
Net increase (decrease)	(741,065)	$(3,856,220)	4,937,055	$29,975,905

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company

90	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

for all or some portion of the six months ended June 30, 2022. The following transactions were effected in such company for the six months ended June 30, 2022.

	Affiliate Value at December 31, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$88,291,352	88,291,352	$78,365,866	78,365,866

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$24,842	—	$9,925,486

9. Redemption facility

The Portfolio and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

Under the terms of the Global Credit Facility, the Portfolio shall, in addition to interest charged on any borrowings made by the Portfolio and other costs incurred by the Portfolio, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Portfolio did not utilize the Global Credit Facility during the six months ended June 30, 2022.

10. Deferred capital losses

As of December 31, 2021, the Portfolio had deferred capital losses of $5,199,439, which have no expiration date, that will be available to offset future taxable capital gains.

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	91

Notes to financial statements (unaudited) (cont’d)

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

12. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.

*  *  *

The Portfolio’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Portfolio or the Portfolio’s investments cannot yet be determined.

*  *  *

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global

92	Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report

economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Portfolio has exposure to Russian investments or investments in countries affected by the invasion, the Portfolio’s ability to price, buy, sell, receive or deliver such investments was impaired. The Portfolio could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Portfolio may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Portfolio’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Portfolio’s performance and the value of an investment in the Portfolio, even beyond any direct exposure the Portfolio may have to Russian issuers or issuers in other countries affected by the invasion. At June 30, 2022, the Portfolio had 0.13% of its net assets invested in securities with significant economic risk or exposure to Russia.

Western Asset Core Plus VIT Portfolio 2022 Semi-Annual Report	93

Board approval of management and subadvisory agreements (unaudited)

The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) with respect to the Fund and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between LMPFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, (ii) a subadvisory agreement between LMPFA and Western Asset Management Company Limited (“WAML”) with respect to the Fund, (iii) a subadvisory agreement between LMPFA and Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) with respect to the Fund, and (iv) a subadvisory agreement between LMPFA and Western Asset Management Company Ltd in Japan with respect to the Fund (“Western Japan,” and together with Western Singapore, and WAML, the “Non-U.S. Subadvisers,” and together with Western Asset, the “Subadvisers,” and together with LMPFA, the “Advisers”) with respect to the Fund at a meeting held on April 19, 2022. At an in-person meeting held on May 12, 2022, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.

The Trustees noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadvisers, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadvisers. Therefore, in connection with their deliberations noted below, the Trustees primarily focused on the information provided by Western Asset when considering the approval of the Agreements between LMPFA and the Non-U.S. Subadvisers.

In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.

94	Western Asset Core Plus VIT Portfolio

As part of their review, the Trustees examined LMPFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Trustees considered the experience of LMPFA’s personnel in providing the types of services that LMPFA is responsible for providing to the Fund; the ability of LMPFA to attract and retain capable personnel; and the capability and integrity of LMPFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as LMPFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of LMPFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of LMPFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.

In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2021. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified by Broadridge as core plus bond funds underlying variable insurance products, showed, among other data, that the Fund’s performance for the 1-year period ended December 31, 2021 was below the

Western Asset Core Plus VIT Portfolio	95

Board approval of management and subadvisory agreements (unaudited) (cont’d)

median and that its performance for the 3-, 5- and 10-year periods ended December 31, 2021 was above the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 3-, 5- and 10-year periods ended December 31, 2021 and trailed that of its benchmark index for the 1-year period. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.

The Trustees also considered the management fee payable by the Fund to LMPFA, total expenses payable by the Fund and the fee that LMPFA pays to the Subadvisers. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to any of the Subadvisers because LMPFA pays the Subadvisers for services provided to the Fund out of the management fee LMPFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of core plus bond funds underlying variable insurance products (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were below the median. The Board noted that the Fund’s actual total expense ratio was at the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2023.

The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.

Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee and Actual Management Fee were below the median of the peer group. The Board also noted the size of the Fund.

In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory

96	Western Asset Core Plus VIT Portfolio

contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Director may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Core Plus VIT Portfolio	97

Statement regarding liquidity risk management program (unaudited)

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

98	Western Asset Core Plus VIT Portfolio

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in May 2022, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2021. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Western Asset Core Plus VIT Portfolio	99

Western Asset

Core Plus VIT Portfolio

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Western Asset Management Company Ltd

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Core Plus VIT Portfolio

The Portfolio is a separate investment series of Legg Mason Partners Variable Income Trust, a Maryland statutory trust.

Western Asset Core Plus VIT Portfolio

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Portfolio’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Portfolio at 877-6LM-FUND/656-3863.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Core Plus VIT Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC,

Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 877-6LM-FUND/656-3863.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD04231 8/22 SR22-4483

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 23, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 23, 2022